As filed with the Securities and Exchange Commission on August 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

WRIGHT
INVESTORS' SERVICE

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

SEMI-ANNUAL REPORT

June 30, 2011

(Unaudited)

THE WRIGHT MANAGED EQUITY TRUST

THE WRIGHT MANAGED INCOME TRUST

- Wright Total Return Bond Fund
- Wright Current Income Fund

The Wright Managed Blue Chip Investment Funds

The Wright Managed Blue Chip Investment Funds consist of three equity funds from The Wright Managed Equity Trust and two fixed income funds from The Wright Managed Income Trust. Each of the five funds have distinct investment objectives and policies. They can be used individually or in combination to achieve virtually any objective. Further, as they are all "no-load" funds (no commissions or sales charges), portfolio allocation strategies can be altered as desired to meet changing market conditions or changing requirements without incurring any sales charges.

Approved Wright Investment List

Securities selected for investment in these funds are chosen mainly from a list of "investment grade" companies maintained by Wright Investors' Service ("Wright", "WIS" or the "Adviser"). Over 31,000 global companies (covering 63 countries) in Wright's database are screened as new data becomes available to determine any eligible additions or deletions to the list. The qualifications for inclusion as "investment grade" are companies that meet Wright's Quality Rating criteria. This rating includes fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. In addition, securities, which are not included in Wright's "investment grade" list, may also be selected from companies in the fund's specific benchmark (up to 20% of the market value of the portfolio) in order to achieve broad diversification. Different quality criteria may apply for the different funds. For example, the companies in the Major Blue Chip Fund would require a higher investment acceptance rating than the companies in the Selected Blue Chip Fund.

Three Equity Funds

Wright Selected Blue Chip Equities Fund (WSBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income. The Fund's portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the Fund's investment. The Adviser seeks to outperform the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") by selecting stocks using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright Major Blue Chip Equities Fund (WMBC) (the "Fund") seeks to enhance total investment return through price appreciation plus income by providing a broadly diversified portfolio of equities of larger well-established companies with market values of $5-$10 billion or more. The Adviser seeks to outperform the Standard & Poor's 500 Index ("S&P 500") by selecting stocks, using fundamental company analysis and company specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries and sectors.

Wright International Blue Chip Equities Fund (WIBC) (the "Fund") seeks total return consisting of price appreciation plus income by investing in a broadly diversified portfolio of equities of well-established, non-U.S. companies. The Fund may buy common stocks traded on the securities exchange of the country in which the company is based or it may purchase American Depository Receipts ("ADR's") traded in the United States. The portfolio is denominated in U.S. dollars and investors should understand that fluctuations in foreign exchange rates may impact the value of their investment. The Adviser seeks to outperform the MSCI World ex U.S. Index ("MSCI World ex U.S.") by selecting stocks using fundamental company analysis and company-specific criteria such as valuation and earnings trends. The portfolio is then diversified across industries, sectors and countries.

(continued on inside back cover)

Table of Contents

Investment Objectives			inside front
Letter to Shareholders			2
Fund Expenses			4
Board of Trustees Annual Approval of the Investment Advisory Agreement			50
Important Notices Regarding Privacy, Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting			51

FINANCIAL STATEMENTS

The Wright Managed Equity Trust		The Wright Managed Income Trust

Wright Selected Blue Chip Equities Fund		Wright Total Return Bond Fund
Portfolio of Investments	6	Portfolio of Investments	28
Statement of Assets and Liabilities	8	Statement of Assets and Liabilities	33
Statement of Operations	8	Statement of Operations	33
Statements of Changes in Net Assets	9	Statements of Changes in Net Assets	34
Financial Highlights	10	Financial Highlights	35

Wright Major Blue Chip Equities Fund		Wright Current Income Fund
Portfolio of Investments	11	Portfolio of Investments	36
Statement of Assets and Liabilities	13	Statement of Assets and Liabilities	40
Statement of Operations	13	Statement of Operations	40
Statements of Changes in Net Assets	14	Statements of Changes in Net Assets	41
Financial Highlights	15	Financial Highlights	42

Wright International Blue Chip Equities Fund		Notes to Financial Statements	43
Portfolio of Investments	16
Statement of Assets and Liabilities	18
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20

Notes to Financial Statements	21

Letter to Shareholders

Dear Shareholders:

If it is true that it’s not how you start but how you finish that counts, the second quarter of 2011 was better than the raw numbers indicate. The Dow Jones Industrial Average was the only one of the major U.S. stock market averages to show a price increase for the second quarter, but the declines in other indexes were generally smaller than 1% thanks to the market’s big gains in the final week of the quarter. In fact, the S&P 500’s 5.6% advance in the final four trading sessions of the second quarter and the first one in July was the market’s best weekly gain in nearly two years. With the late gains, the S&P 500 closed the first half with a total return of 6%, a little better than the market’s long-term average rate of return for six months.

Within the S&P 500 universe, health care stocks had the best price gains for the second quarter (7.3%) and first half (12.7%), while stocks in the financial sector were laggards for both the quarter (-6.3%) and the half (-3.7%). The second quarter also took a toll on energy stocks (-5.1%) and the materials sector (-1.4%) as oil prices and prices for other commodities retreated in the quarter. Foreign stock returns were slightly lower in local currency terms than U.S. returns for the second quarter, but the dollar’s depreciation boosted foreign returns ahead of U.S. returns. Despite the Greek debt crisis, Europe led the U.S., Japan, non-Japan Asia and emerging markets for the quarter, with the euro’s rebound a big part of the difference.

The first half of 2011 saw U.S. economic growth of roughly 2% (annual rate), but a more satisfactory 3% rate of growth is forecast for the second half. Gasoline prices have come down by around 10% off their peak, and the negative effects on U.S. supply chains as a result of Japan’s tsunami-related production disruptions should begin to reverse in the third quarter. The employment report for June, released by the Labor Department on July 8, shows that a second-half “fast patch” is no slam-dunk. Since February 2010, when job losses were at their worst, the private sector of the U.S. economy has recovered only around two million of the more than eight million total jobs lost as a result of the recession/financial crisis. The past two months have been particularly disappointing in that private sector job creation has averaged only 65,000 a month, down from the promising 240,000 averaged over the prior three months. In the realm of fiscal and monetary policy, the May-June job drought is sure to bring calls for policy makers to do more to get the economy back on track. With the national debt ceiling looming, clearly there remains a wide gulf between those who want to cut spending and those who want to raise taxes to narrow the federal budget deficit, neither of which may do much to prop up a sputtering economy – at least not in the short run. Policy options appear to be limited, but an acceptable compromise may yet be worked out between Speaker of the House John Boehner and the Obama Administration.

The Federal Reserve’s Large-Scale Asset Purchase program, known outside the Fed as Quantitative Easing 2 or QE2, ended on June 30 with $600 billion in Treasury securities added to the Fed’s balance sheet since last October. While we don’t rule out a QE3 and additional securities purchases by the Fed should the “soft patch” in the U.S. economy develop into a deeper, more prolonged slowdown, more likely is an extended period in which the Fed buys Treasurys and mortgage securities in sufficient quantities to replace securities as they mature or are paid down. The Fed’s System Open Market Account holdings of Treasurys, agencies and mortgage-backed securities totaled $2.64 trillion on July 6, and the Fed is expected to continue buying bonds in order to maintain that level. In other words, the Fed will continue to be a factor in the government bond market for as far as the eye can see, although not so large a presence as it has been over the past three years while it was building up its holdings. Even as fiscal policy appears to be hamstrung by deficit concerns, Federal Reserve monetary policies will stay stimulative for some time to come.

In contrast, the European Central Bank, despite the debt crisis on Europe’s periphery, raised its benchmark

2

Letter to Shareholders

lending rate in the first week of July, its second rate hike in three months. Inflation pressures have elevated in Europe, and the risk of an inflation spiral, which we might consider de minimis, is troubling to European sensibilities. Having put together a loan package that should get Greece through its immediate funding crisis, Europe and the euro are at some economic risk, it seems to us, as a result of the ECB’s move to raise rates. The German economy and to a lesser extent the economies of Austria, Belgium and the Netherlands, have performed better than the more troubled economies of peripheral Europe, but even in these economies there has been a flattening out in the leading indicators. In Asia, Japan’s economic troubles are well-documented, and Chinese policy makers continue to aim for slower growth and lower inflation. The engines of world economic growth are clearly the emerging markets, although even there slowing is evident.

Against this economic backdrop, corporate earnings continue to be one of the legitimate bright spots, forecast to grow 10%-15% this year and possibly by double digits again in 2012. As second-quarter earnings season begins, S&P 500 operating profits are closing in on record 2007 levels; in fact, when Q2 results are fully tallied later this summer, we may reach a new record for S&P 500 profits. While corporate profits from current production are hitting new highs, the S&P 500 is priced nearly 15% below its October 2007 high; the Dow Industrials are down somewhat less (-11%), but the NASDAQ Composite is still 44% off its dot-com peak. Where there was a bubble in 2000, there is none today: the S&P 500 is priced at a relatively attractive 12.5 times forecast year-ahead earnings.

Wright believes that the best solution to the developed economies’ deficits and debt is economic growth, which makes the lost momentum in the labor market of the past two months worrisome. Whether or not the soft patch in the economy will prove to be “transitory” as Fed Chairman Ben Bernanke has forecast, it already has the look of a more problematic slowdown. Still, the world isn’t about to come apart at the seams, and we would assess the risk of a slide back into recession as less than a 25% probability, on the order of the chances of a robust expansion. This leaves the “muddle through” recovery as the most likely scenario for 2011-12, in our view. U.S. corporations have demonstrated an ability to generate growing profits in such an environment, and we look for that increasing profitability to be a big reason to expect stocks to continue to climb the proverbial wall of worry in the second half of this year and the first half of 2012. If you have any questions or suggestions on how we can better serve your investment and wealth management needs, please let me know.

                               Sincerely,

                               Peter M. Donovan
                               Chairman & CEO

3

Fund Expenses

Example:
As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including redemption fees (if applicable); and (2) ongoing costs including management fees; distribution or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses:
The first line of the tables shown on the following page provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if applicable).  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses

EQUITY FUNDS				FIXED INCOME FUNDS

Wright Selected Blue Chip Equities Fund				Wright Total Return Bond Fund

	Beginning	Ending	Expenses Paid		Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*		Account Value	Account Value	During Period*
	(1/1/11)	(6/30/11)	(1/1/11-6/30/11)		(1/1/11)	(6/30/11)	(1/1/11-6/30/11)
Actual Fund Shares	$1,000.00	$1,083.66	$7.23	Actual Fund Shares	$1,000.00	$1,027.63	$4.78
Hypothetical (5% return per year before expenses)				Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.85	$7.00	Fund Shares	$1,000.00	$1,020.08	$4.76

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

Wright Major Blue Chip Equities Fund				Wright Current Income Fund

	Beginning	Ending	Expenses Paid		Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*		Account Value	Account Value	During Period*
	(1/1/11)	(6/30/11)	(1/1/11-6/30/11)		(1/1/11)	(6/30/11)	(1/1/11-6/30/11)
Actual Fund Shares	$1,000.00	$1,073.47	$7.25	Actual Fund Shares	$1,000.00	$1,029.93	$4.53
Hypothetical (5% return per year before expenses)				Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,017.80	$7.05	Fund Shares	$1,000.00	$1,020.33	$4.51

*Expenses are equal to the Fund’s annualized expense ratio of 1.41% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

Wright International Blue Chip Equities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(1/1/11)	(6/30/11)	(1/1/11-6/30/11)
Actual Fund Shares	$1,000.00	$1,046.20	$9.03
Hypothetical (5% return per year before expenses)
Fund Shares	$1,000.00	$1,015.97	$8.90

*Expenses are equal to the Fund’s annualized expense ratio of 1.78% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

5

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments - As of June 30, 2011

	Shares	Value		Shares	Value
EQUITY INTERESTS - 98.9%			HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
			Energizer Holdings, Inc.*	3,280	$237,341

AUTOMOBILES & COMPONENTS - 0.5%
BorgWarner, Inc.*	1,845	$149,058	INSURANCE - 6.3%
			American Financial Group, Inc.	7,875	$281,059
			Everest Re Group, Ltd.	1,565	127,939
BANKS - 4.6%			HCC Insurance Holdings, Inc.	14,340	451,710
Commerce Bancshares, Inc.	7,779	$334,497	Reinsurance Group of America, Inc.	5,075	308,864
East West Bancorp, Inc.	17,335	350,340	StanCorp Financial Group, Inc.	7,820	329,926
Fulton Financial Corp.	73,550	787,721	WR Berkley Corp.	16,752	543,435
		$1,472,558			$2,042,933

CAPITAL GOODS - 11.3%			MATERIALS - 7.5%
BE Aerospace, Inc.*	11,785	$480,946	Albemarle Corp.	2,600	$179,920
Hubbell, Inc. - Class B	5,260	341,637	Ashland, Inc.	7,165	463,002
KBR, Inc.	27,820	1,048,536	Cytec Industries, Inc.	2,625	150,124
Pentair, Inc.	5,345	215,724	Lubrizol Corp.	3,595	482,701
Regal-Beloit Corp.	3,940	263,074	Packaging Corp. of America	3,780	105,802
SPX Corp.	1,200	99,192	Reliance Steel & Aluminum Co.	2,305	114,443
Thomas & Betts Corp.*	10,690	575,656	Rock-Tenn Co., Class A	5,160	342,314
Timken Co.	4,610	232,344	Temple-Inland, Inc.	9,865	293,385
URS Corp.*	8,985	401,989	Valspar Corp.	7,745	279,285
		$3,659,098			$2,410,976

CONSUMER DURABLES & APPAREL - 0.7%			PHARMACEUTICALS & BIOTECHNOLOGY - 4.8%
Phillips-Van Heusen Corp.	3,600	$235,692	Endo Pharmaceuticals Holdings, Inc.*	23,510	$944,397
			Medicis Pharmaceutical Corp. –	11,125	424,641
			Class A
CONSUMER SERVICES - 4.5%			Perrigo Co.	2,115	185,845
Brinker International, Inc.	26,915	$658,341			$1,554,883
Cheesecake Factory, Inc. (The)*	4,665	146,341
ITT Educational Services, Inc.*	4,000	312,960
Service Corp. International	17,335	202,473	REAL ESTATE - 7.4%
Sotheby's	3,500	152,250	Hospitality Properties Trust (REIT)	16,660	$404,005
		$1,472,365	Jones Lang LaSalle, Inc.	11,080	1,044,844
			Rayonier, Inc. (REIT)	14,265	932,218
					$2,381,067
DIVERSIFIED FINANCIALS - 1.2%
Affiliated Managers Group, Inc.*	3,870	$392,611
			RETAILING - 10.4%
			Advance Auto Parts, Inc.	10,165	$594,551
ENERGY - 5.0%			American Eagle Outfitters, Inc.	16,225	206,869
Cimarex Energy Co.	8,595	$772,862	Ascena Retail Group, Inc.*	3,870	131,773
Frontier Oil Corp.	7,800	252,018	Dick's Sporting Goods, Inc.*	4,430	170,333
Oceaneering International, Inc.	7,180	290,790	Dollar Tree, Inc.*	5,987	398,854
Southern Union Co.	5,345	214,602	Foot Locker, Inc.	11,430	271,577
Superior Energy Services, Inc.*	2,770	102,878	Guess?, Inc.	4,700	197,682
		$1,633,150	PetSmart, Inc.	3,780	171,499
			Rent-A-Center, Inc.	11,060	337,993
			Ross Stores, Inc.	9,865	790,384
FOOD, BEVERAGE & TOBACCO - 3.3%			Williams-Sonoma, Inc.	2,210	80,643
Corn Products International, Inc.	13,115	$724,997			$3,352,158
Ralcorp Holdings, Inc.*	3,990	345,454
		$1,070,451
			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
			Atmel Corp.*	21,670	$304,897
HEALTH CARE EQUIPMENT & SERVICES - 6.0%			Fairchild Semiconductor International, Inc.*	18,815	314,399
Health Net, Inc.*	4,385	$140,715	Lam Research Corp.*	15,300	677,484
Kinetic Concepts, Inc.*	6,915	398,511	RF Micro Devices, Inc.*	48,915	299,360
LifePoint Hospitals, Inc.*	9,125	356,605	Skyworks Solutions, Inc.*	3,225	74,110
Lincare Holdings, Inc.	18,885	552,764			$1,670,250
Mednax, Inc.*	2,670	192,747
Omnicare, Inc.	3,505	111,774
Owens & Minor, Inc.	5,530	190,730
		$1,943,846

See Notes to Financial Statements .	6

Wright Selected Blue Chip Equities Fund (WSBC) Portfolio of Investments - As of June 30, 2011

	Shares	Value	Portfolio Composition by Sector

SOFTWARE & SERVICES - 3.6%			% of total investments at June 30, 2011
Acxiom Corp.*	19,275	$252,695	Financials	19.7%
Alliance Data Systems Corp.*	4,430	416,730	Consumer Discretionary	16.3%
Synopsys, Inc.*	3,135	80,601	Information Technology	16.2%
ValueClick, Inc.*	25,530	423,798	Industrials	12.8%
		$1,173,824	Health Care	10.9%
			Materials	7.5%
			Energy	7.5%
TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%			Utilities	5.0%
Arrow Electronics, Inc.*	14,530	$602,995	Consumer Staples	4.1%
Avnet, Inc.*	16,660	531,121
Ingram Micro, Inc. - Class A*	14,375	260,762
MICROS Systems, Inc.*	3,270	162,552
Tech Data Corp.*	3,685	180,160
Vishay Intertechnology, Inc.*	39,025	586,936
		$2,324,526

TRANSPORTATION - 1.4%
Kansas City Southern*	7,470	$443,195

UTILITIES - 7.3%
DPL, Inc.	31,805	$959,239
Energen Corp.	13,450	759,925
NV Energy, Inc.	7,200	110,520
Oneok, Inc.	5,070	375,231
UGI Corp.	5,350	170,611
		$2,375,526

TOTAL EQUITY INTERESTS - 98.9%		$31,995,508
(identified cost, $26,489,069)

SHORT-TERM INVESTMENTS - 1.0%
Fidelity Government Money Market Fund, 0.01% (1)	326,707	$326,707

TOTAL SHORT-TERM INVESTMENTS - 1.0%
(identified cost, $326,707)		$326,707

TOTAL INVESTMENTS — 99.9%
(identified cost, $26,815,776)		$32,322,215

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		22,823

NET ASSETS — 100.0%		$32,345,038

REIT — Real Estate Investment Trust
* Non-income producing security.
(1) Variable rate security. Rate presented is as of June 30, 2011.

See Notes to Financial Statements .	7

Wright Selected Blue Chip Equities Fund (WSBC)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2011		For the Six Months Ended June 30, 2011

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		0	Dividend income	$163,401
(identified cost $26,815,776) (Note 1A)	$32,322,215		Total investment income	$163,401
Receivable for fund shares sold	2,212
Dividends receivable	21,638	Expenses –
Prepaid expenses and other assets	22,094		Investment adviser fee (Note 3)	$92,889
Total assets	$32,368,159		Administrator fee (Note 3)	18,578
			Trustee expense (Note 3)	7,756
LIABILITIES:			Custodian fee	1,539
Payable for fund shares reacquired	$6,000		Accountant fees	20,421
Accrued expenses and other liabilities	17,121		Distribution expenses (Note 4)	38,704
Total liabilities	$23,121		Transfer agent fees	18,421
NET ASSETS	$32,345,038		Printing	51
			Shareholder communications	3,045
NET ASSETS CONSIST OF:			Audit services	11,339
Paid-in capital	$25,880,502		Legal services	4,257
Accumulated net realized gain on investments	1,011,559		Registration costs	9,760
Accumulated net investment loss	(53,462)		Interest expense (Note 8)	121
Unrealized appreciation on investments	5,506,439		Miscellaneous	6,367
Net assets applicable to outstanding shares	$32,345,038		Total expenses	$233,248

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,869,454	Deduct –
			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(16,385)
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$11.27		Net expenses	$216,863
			Net investment loss	$(53,462)

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
			Net realized gain on investment transactions	$2,006,667
			Net change in unrealized appreciation (depreciation) on investments	464,257
			Net realized and unrealized gain on investments	$2,470,924
			Net increase in net assets from operations	$2,417,462

See Notes to Financial Statements.	8

Wright Selected Blue Chip Equities Fund (WSBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2011	December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment loss	$(53,462)	$(45,144)
0	Net realized gain on investment transactions	2,006,667	1,233,621
Net change in unrealized appreciation (depreciation) on investments	464,257	2,909,492
Net increase in net assets from operations	$2,417,462	$4,097,969
Distributions to shareholders (Note 2)
From net investment income	$-	$(17,380)
Total distributions	$-	$(17,380)
Net increase in net assets resulting from fund share transactions (Note 6)	$1,557,121	$7,526,879
Net increase in net assets	$3,974,583	$11,607,468

NET ASSETS:
At begining of period	28,370,455	16,762,987
At end of period	$32,345,038	$28,370,455

ACCUMULATED NET INVESTMENT LOSS INCLUDED IN NET ASSETS AT END OF PERIOD	$(53,462)	$-

See Notes to Financial Statements.	9

Wright Selected Blue Chip Equities Fund (WSBC)

	Six Months Ended June 30, 2011	Years Ended December 31,
FINANCIAL HIGHLIGHTS			2010	2009		2008	2007	2006

Net asset value, beginning of period	$10.400		$8.400 (1)	$6.060		$11.100	$12.270	$13.030
Income (loss) from investment operations:
Net investment income (loss) (2)	(0.019)		(0.022)	0.011		(0.013)	(0.013)	(0.034)
Net realized and unrealized gain (loss)	0.889		2.030	2.329	(1)	(4.121)	1.340	0.529
Total income (loss) from investment	0.870		2.008	2.340	(1)	(4.134	1.327	0.495
operations

Less distributions:
From net investment income	—		(0.008)	—		—	(0.016)	—
From net realized gains	—		—	—		(0.906)	(2.481)	(1.255)
Total distributions	—		(0.008)	—		(0.906)	(2.497)	(1.255)
Net asset value, end of period	$11.270		$10.400	$8.400	(1)	$6.060	$11.100	$12.270
Total Return(3)	8.37	%(4)	23.93%	38.61%		(39.81)%	11.59%	3.77%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$32,345		$28,370	$16,763		$13,364	$23,923	$38,352

Ratios (As a percentage of average daily net assets):
Net expenses	1.40	%(5)	1.40%	1.36%	1.26%	1.26%	1.26%
Net expenses after custodian fee	N/A		N/A	1.36%	1.25%	1.25%	1.25%
reduction
Net investment income (loss)	(0.35	)%(5)	(0.24)%	0.15%	(0.15)%	(0.10)%	(0.27)%
Portfolio turnover rate	39	%(4)	60%	41%	72%	67%	66%

(1)	Previously reported amount has been changed by 0.002 to reflect rounding consistencies.
(2)	Computed using average shares outstanding.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4)	Not annualized.
(5)	Annualized.
(6)
For the six months ended June 30, 2011, and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment loss ratios would have been as follows:

2011	2010	2009	2008	2007	2006

Ratios (As a percentage of average daily net assets):
Gross expenses	1.51	%(5)	1.79%	2.15%	1.90%	1.66%	1.46%
Gross expenses after custodian fee	N/A		N/A	2.15%	1.89%	1.66%	1.44%
reduction
Net investment loss	(0.45	)%(5)	(0.63)%	(0.64)%	(0.79)%	(0.51)%	(0.46)%

See Notes to Financial Statements.	10

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments - As of June 30, 2011

	Shares	Value		Shares	Value
			PHARMACEUTICALS & BIOTECHNOLOGY - 10.4%
EQUITY INTERESTS - 98.8%			Amgen, Inc.*	11,760	$686,196
			Endo Pharmaceuticals Holdings, Inc.*	13,760	552,739
			Johnson & Johnson	12,960	862,099
CAPITAL GOODS - 11.5%					$2,101,034
Cummins, Inc.	5,450	$564,020
Fluor Corp.	7,510	485,597
General Dynamics Corp.	8,375	624,105	RETAILING - 5.3%
Precision Castparts Corp.	3,920	645,428	Amazon.com, Inc.*	510	$104,290
		$2,319,150	Best Buy Co., Inc.	7,790	244,684
			Priceline.com, Inc.*	195	99,826
			Tiffany & Co.	7,970	625,805
CONSUMER DURABLES & APPAREL - 7.1%					$1,074,605
Fossil, Inc.*	1,465	$172,460
Garmin, Ltd.	14,955	493,963
NIKE, Inc. - Class B	1,610	144,868	SOFTWARE & SERVICES - 10.0%
Polo Ralph Lauren Corp.	4,720	625,919	Akamai Technologies, Inc.*	2,990	$94,096
		$1,437,210	Factset Research Systems, Inc.	910	93,111
			Google, Inc. - Class A*	1,195	605,124
			Microsoft Corp.	34,560	898,560
CONSUMER SERVICES - 1.0%			Oracle Corp.	10,035	330,252
WMS Industries, Inc.*	6,380	$195,994			$2,021,143

DIVERSIFIED FINANCIALS - 7.0%			TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
CME Group, Inc.	2,220	$647,330	Apple, Inc.*	665	$223,221
Ezcorp, Inc. - Class A*	18,395	654,402	Cisco Systems, Inc.	40,930	638,917
IntercontinentalExchange, Inc.*	840	104,756	Cognizant Technology Solutions Corp., Class A*	1,320	96,809
		$1,406,488	Dolby Laboratories, Inc., Class A*	1,995	84,708
			First Solar, Inc.*	815	107,800
			Western Digital Corp.*	16,835	612,457
ENERGY - 14.8%					$1,763,912
Atwood Oceanics, Inc.*	12,965	$572,146
Helmerich & Payne, Inc.	8,970	593,096
Murphy Oil Corp.	9,070	595,536	TRANSPORTATION - 3.5%
National Oilwell Varco, Inc.	8,110	634,283	CH Robinson Worldwide, Inc.	1,260	$99,338
Noble Corp.	14,820	584,056	Kirby Corp.*	10,700	606,369
		$2,979,117			$705,707

			TOTAL EQUITY INTERESTS - 98.8%
FOOD & STAPLES RETAILING - 3.2%			(identified cost, $19,354,081)		$19,950,193
Walgreen Co.	15,015	$637,537
			SHORT-TERM INVESTMENTS - 1.1%
			Fidelity Government Money Market Fund, 0.01% (1)	213,970	$213,970
FOOD, BEVERAGE & TOBACCO - 1.3%
Coca-Cola Co. (The)	4,055	$272,861	TOTAL SHORT-TERM INVESTMENTS - 1.1%
			(identified cost, $213,970)		$213,970

HEALTH CARE EQUIPMENT & SERVICES - 3.9%			TOTAL INVESTMENTS — 99.9%
Amedisys, Inc.*	3,595	$95,735	(identified cost, $19,568,051)		$20,164,163
Amsurg Corp.*	3,125	81,656
Becton Dickinson and Co.	605	52,133	OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		25,910
Intuitive Surgical, Inc.*	265	98,609
Stryker Corp.	7,975	468,053	NET ASSETS — 100.0%		$20,190,073
		$796,186
			* Non-income producing security.
			(1) Variable rate security. Rate presented is as of June 30, 2011.
INSURANCE - 8.1%
Aflac, Inc.	1,795	$83,791
Arch Capital Group, Ltd.*	16,945	540,884
PartnerRe, Ltd.	8,060	554,931
RenaissanceRe Holdings, Ltd.	6,380	446,281
		$1,625,887

MATERIALS - 3.0%
Freeport-McMoRan Copper & Gold, Inc.	9,435	$499,111
Monsanto Co.	1,575	114,251
		$613,362

See Notes to Financial Statements.	11

Wright Major Blue Chip Equities Fund (WMBC) Portfolio of Investments - As of June 30, 2011

Portfolio Composition by Sector
% of total investments at June 30, 2011
Information Technology	18.9%
Financials	15.2%
Industrials	15.2%
Energy	14.9%
Health Care	14.5%
Consumer Discretionary	13.6%
Consumer Staples	4.6%
Materials	3.1%

See Notes to Financial Statements.	12

Wright Major Blue Chip Equities Fund (WMBC)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2011			For the Six Months Ended June 30, 2011

ASSETS:	FALSE		INVESTMENT INCOME (Note 1C)
Investments, at value			0	Dividend income	$123,758
(identified cost $19,568,051) (Note 1A)	$20,164,163	######		Total investment income	$123,758
Receivable for fund shares sold	1,225
Dividends receivable	13,307		Expenses –
Prepaid expenses and other assets	22,491			Investment adviser fee (Note 3)	$62,890
Total assets	$20,201,186			Administrator fee (Note 3)	12,578
				Trustee expense (Note 3)	6,992
LIABILITIES:				Custodian fee	2,403
Accrued expenses and other liabilities	11,113			Accountant fees	18,137
Total liabilities	$11,113			Distribution expenses (Note 4)	26,204
NET ASSETS	$20,190,073			Transfer agent fees	15,927
				Printing	52
NET ASSETS CONSIST OF:				Shareholder communications	2,311
Paid-in capital	$24,989,882			Audit services	10,037
Accumulated net realized loss on investments	(5,372,009)			Legal services	2,791
Accumulated net investment loss	(23,912)			Registration costs	9,036
Unrealized appreciation on investments	596,112			Interest expense (Note 8)	927
Net assets applicable to outstanding shares	$20,190,073			Miscellaneous	5,023
				Total expenses	$175,308
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	1,535,061
			Deduct –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$13.15			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(27,638)
				Net expenses	$147,670
				Net investment loss	$(23,912)

			REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
				Net realized gain on investment transactions	$2,682,533
				Net change in unrealized appreciation (depreciation) on investments	(1,137,081)
				Net realized and unrealized gain on investments	$1,545,452
				Net increase in net assets from operations	$1,521,540

See Notes to Financial Statements.	13

Wright Major Blue Chip Equities Fund (WMBC)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2011	December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income (loss)	$(23,912)	$92,781
0	Net realized gain on investment transactions	2,682,533	1,024,058
Net change in unrealized appreciation (depreciation) on investments	(1,137,081)	1,503,779
Net increase in net assets from operations	$1,521,540	$2,620,618
Distributions to shareholders (Note 2)
From net investment income	$-	$(94,651)
Total distributions	$-	$(94,651)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(3,007,478)	$(8,187,311)
Net decrease in net assets	$(1,485,938)	$(5,661,344)

NET ASSETS:
At begining of period	21,676,011	27,337,355
At end of period	$20,190,073	$21,676,011

ACCUMULATED NET INVESTMENT LOSS INCLUDED IN NET ASSETS AT END OF PERIOD	$(23,912)	$-

See Notes to Financial Statements.	14

Wright Major Blue Chip Equities Fund (WMBC)

	Six Months Ended June 30, 2011	Years Ended December 31,
FINANCIAL HIGHLIGHTS			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.250		$10.870 (1)	$9.340	$14.520	$13.790	$12.420
Income (loss) from investment operations:
Net investment income (loss) (2)	(0.015)		0.044	0.099	0.104	0.091	0.062
Net realized and unrealized gain (loss)	0.915		1.389	1.564 (1)	(5.169)	0.728	1.374
Total income (loss) from investment	0.900		1.433	1.663 (1)	(5.065	0.819	1.436
operations

Less distributions:
From net investment income	—		(0.053)	(0.133)	(0.115)	(0.089)	(0.066)
Net asset value, end of period	$13.150		$12.250	$10.870 (1)	$9.340	$14.520	$13.790
Total Return(3)	7.35	%(4)	13.19%	17.83%	(34.85)%	5.96%	11.57%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$20,190	$21,676	$27,337	$32,484	$57,750		$63,276
Ratios (As a percentage of average daily net assets):
Net expenses	1.41	%(5)	1.41%	1.36%	1.26%	1.26%	1.26%
Net expenses after custodian fee	N/A		N/A	1.36%	1.25%	1.25%	1.25%
reduction
Net investment income (loss)	(0.23	)%(5)	0.39%	1.06%	0.86%	0.63%	0.48%
Portfolio turnover rate	113	%(4)	68%	69%	58%	55%	97%

(1)		Previously reported amount has been changed by 0.002 to reflect rounding consistencies.
(2)		Computed using average shares outstanding.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4) Not annualized.
(5) Annualized.
(6)
For the six months ended June 30, 2011, and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income (loss) ratios would have been as follows:

	2011		2010	2009	2008	2007	2006

Ratios (As a percentage of average daily net assets):
Gross expenses	1.67	%(5)	1.68%	1.55%	1.37%	1.28%	1.28%
Gross expenses after custodian fee	N/A		N/A	1.55%	1.36%	1.27%	1.27%
reduction
Net investment income (loss)	(0.49	)%(5)	0.13%	0.86%	0.75%	0.61%	0.46%

See Notes to Financial Statements.	15

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments - As of June 30, 2011

	Shares	Value		Shares	Value
			GERMANY - 8.6%
EQUITY INTERESTS - 99.7%			Adidas AG	3,217	$254,243
			Allianz SE	1,575	219,971
			BASF SE	15,212	1,484,308
AUSTRALIA - 4.6%			Bayer AG	4,614	370,872
Australia & New Zealand Banking Group, Ltd.*	8,209	$193,348	Fresenius SE & Co. KGaA	2,656	277,566
Commonwealth Bank of Australia	11,218	628,123	Henkel AG & Co. KGaA (Preferred Stock), 0.72%	2,622	181,617
Rio Tinto, Ltd.	12,076	1,072,941	Infineon Technologies AG	28,196	316,533
Westpac Banking Corp.	6,928	165,105	Muenchener Rueckversicherungs AG - Class R	2,231	340,766
		$2,059,517	Siemens AG	1,848	253,330
			Volkswagen AG	797	146,683
					$3,845,889
BELGIUM - 1.5%
Delhaize Group SA	8,818	$660,972
			HONG KONG - 3.6%
			Cheung Kong Holdings, Ltd.	48,000	$701,995
BRAZIL - 0.5%			Guangdong Investment, Ltd.	398,000	212,778
Cia de Bebidas das Americas, ADR	6,977	$235,334	Techtronic Industries Co.	145,500	173,712
			Yue Yuen Industrial Holdings, Ltd.	165,000	523,759
					$1,612,244
CANADA - 6.9%
Agrium, Inc.	1,471	$129,084
Bank of Nova Scotia	7,099	427,367	ISRAEL - 0.8%
Canadian National Railway Co.	3,455	276,157	Teva Pharmaceutical Industries, Ltd., ADR	7,341	$353,983
CGI Group, Inc. - Class A*	19,063	470,304
First Quantum Minerals, Ltd.	1,511	220,160
Nexen, Inc.	8,989	202,252	ITALY - 3.3%
Teck Resources, Ltd. - Class B	7,021	356,615	Enel SpA	115,244	$752,557
Toronto-Dominion Bank (The)	11,475	972,361	ENI SpA (Azioni Ordinarie)	29,492	697,399
		$3,054,300			$1,449,956

CHINA - 4.1%			JAPAN - 16.9%
Baidu, Inc., ADR*	4,577	$641,375	Aisin Seiki Co., Ltd.	3,900	$149,703
China Petroleum & Chemical Corp., ADR	2,210	224,182	Brother Industries, Ltd.	14,100	206,891
China Railway Construction Corp., Ltd. - Class H	279,000	233,419	Daito Trust Construction Co., Ltd.	4,700	396,322
CNOOC, Ltd., ADR	1,058	249,614	Honda Motor Co., Ltd.	17,800	679,953
ENN Energy Holdings, Ltd.	68,000	230,709	ITOCHU Corp.	84,700	873,639
Xinyi Glass Holdings, Ltd.	236,000	233,839	Marubeni Corp.	67,000	441,357
		$1,813,138	Mitsubishi Corp.	28,200	698,366
			Mitsui & Co., Ltd.	45,300	776,315
			Mizuho Financial Group, Inc.	107,300	175,379
DENMARK - 1.7%			NHK Spring Co., Ltd.	19,000	192,682
Carlsberg A/S - Class B	7,078	$769,767	Nippon Electric Glass Co., Ltd.	34,000	431,946
			Nippon Telegraph & Telephone Corp.	8,100	387,649
			Nippon Yusen KK	148,000	546,112
FINLAND - 0.6%			ORIX Corp.	1,410	136,007
Sampo OYJ - Class A	8,478	$273,739	Shimamura Co., Ltd.	1,000	94,849
			Sumitomo Corp.	71,000	957,392
			USS Co., Ltd.	1,760	135,770
FRANCE - 10.2%			Yamada Denki Co., Ltd.	2,750	222,356
Alstom SA	2,872	$177,052			$7,502,688
BNP Paribas SA	13,045	1,006,754
Bouygues SA	7,457	327,751
Cie Generale des Etablissements Michelin - Class B	5,204	508,836	NETHERLANDS - 2.4%
France Telecom SA	8,209	174,540	Aegon NV*	27,141	$185,104
PPR	1,534	273,116	Fugro NV	5,079	366,128
Renault SA	2,066	122,466	Koninklijke Vopak NV	10,909	534,436
Sanofi	11,285	907,084			$1,085,668
Schneider Electric SA	2,013	336,216
Technip SA	1,435	153,814
Total SA	9,944	574,962	NORWAY - 1.2%
		$4,562,591	Telenor ASA	32,032	$527,454

See Notes to Financial Statements.	16

Wright International Blue Chip Equities Fund (WIBC) Portfolio of Investments - As of June 30, 2011

	Shares	Value	ADR — American Depository Receipt
SINGAPORE - 1.9%			PLC — Public Limited Company
Jardine Cycle & Carriage, Ltd.	16,000	$560,443
Oversea-Chinese Banking Corp., Ltd.	36,000	274,487	* Non-income producing security.
		$834,930
			Portfolio Composition by Sector

SPAIN - 2.8%			% of total investments at June 30, 2011
Banco Santander SA	38,760	$447,490	Financials	20.9%
Repsol YPF SA	6,510	225,958	Industrials	14.5%
Telefonica SA	23,316	569,947	Consumer Discretionary	12.1%
		$1,243,395	Materials	11.9%
			Energy	9.9%
			Health Care	8.4%
SWEDEN - 2.7%			Consumer Staples	8.2%
Getinge AB - Class B	11,757	$316,374	Telecommunication Services	5.9%
Svenska Handelsbanken AB - Class A	16,423	507,782	Information Technology	4.7%
Tele2 AB - Class B	9,929	196,690	Utilities	3.5%
TeliaSonera AB	22,723	167,090
		$1,187,936

SWITZERLAND - 8.0%
Nestle SA	29,180	$1,810,754
Novartis AG	7,656	468,271
Swatch Group AG (The)	1,673	842,063
Swiss Reinsurance Co., Ltd.*	2,993	166,961
Zurich Financial Services AG (Inhaberktie)*	1,001	252,747
		$3,540,796

UNITED KINGDOM - 17.4%
Anglo American PLC	5,181	$256,813
AstraZeneca PLC	20,798	1,037,766
Aviva PLC	72,793	513,040
Barclays PLC (Ordinary)	89,657	369,134
BG Group PLC	16,389	372,048
BHP Billiton PLC	19,897	783,258
BP PLC	90,835	668,855
Centrica PLC	65,981	342,469
Ensco PLC, ADR	4,200	223,860
Eurasian Natural Resources Corp. PLC	39,410	494,462
Investec PLC	54,000	437,373
Legal & General Group PLC	178,971	339,623
Rio Tinto PLC	2,490	179,511
Royal Dutch Shell PLC - Class B	12,107	432,283
Standard Chartered PLC	5,745	151,078
Vodafone Group PLC	233,776	620,397
WPP PLC	20,485	256,524
Xstrata PLC	13,173	290,053
		$7,768,547

TOTAL EQUITY INTERESTS - 99.7%	$44,382,844
(identified cost, $36,258,086)

TOTAL INVESTMENTS — 99.7%	$44,382,844
(identified cost, $36,258,086)

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.3%	123,659

NET ASSETS — 100.0%	$44,506,503

See Notes to Financial Statements.	17

Wright International Blue Chip Equities Fund (WIBC)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2011		For the Six Months Ended June 30, 2011

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		0	Dividend income (net of foreign taxes $134,458)	$967,243
(identified cost $36,258,086) (Note 1A)	$44,382,844		Income from securities lending (net)	32,659
Foreign currency, at value			Total investment income	$999,902
(identified cost $26,303) (Note 1A)	26,352
Receivable for fund shares sold	1,296	Expenses –
Dividends receivable	62,159		Investment adviser fee (Note 3)	$187,202
Tax reclaims receivable	110,514		Administrator fee (Note 3)	39,780
Prepaid expenses and other assets	27,900		Trustee expense (Note 3)	6,934
Total assets	$44,611,065		Custodian fee	23,885
			Accountant fees	30,555
LIABILITIES:			Distribution expenses (Note 4)	58,501
Outstanding line of credit (Note 8)	$78,097		Transfer agent fees	27,495
Payable to custodian	1,143		Printing	437
Accrued expenses and other liabilities	25,322		Shareholder communications	4,361
Total liabilities	$104,562		Audit services	10,565
NET ASSETS	$44,506,503		Legal services	6,237
			Registration costs	8,992
NET ASSETS CONSIST OF:			Interest expense (Note 8)	1,415
Paid-in capital	$88,084,979		Miscellaneous	9,285
Accumulated net realized loss on investments and foreign currency	(52,195,122)		Total expenses	$415,644
Undistributed net investment income	478,530
Unrealized appreciation on investments and foreign currency	8,138,116		Net expenses	$415,644
Net assets applicable to outstanding shares	$44,506,503		Net investment income	$584,258

SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,869,175	REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
		Net realized gain –
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST*	$15.51		Investment transactions	$2,284,006
			Foreign currency transactions	718
* Shares redeemed or exchanged within three months of			Net realized gain	$2,284,724
purchase are charged a 2.00% redemption fee.
		Change in unrealized appreciation (depreciation)
			Investments	$(677,790)
			Foreign currency translations	(7,951)
			Net change in unrealized appreciation (depreciation) on investments	$(685,741)
			Net realized and unrealized gain on investments and foreign currency translations	$1,598,983
			Net increase in net assets from operations	$2,183,241

See Notes to Financial Statements.	18

Wright International Blue Chip Equities Fund (WIBC)

	Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2011	December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$584,258	$697,013
Net realized gain on investment and foreign currency transactions	2,284,724	1,142,339
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(685,741)	(507,476)
Net increase in net assets from operations	$2,183,241	$1,331,876
Distributions to shareholders (Note 2)
From net investment income	$(107,284)	$(1,672,543)
Total distributions	$(107,284)	$(1,672,543)
Net decrease in net assets resulting from fund share transactions (Note 6)	$(7,563,379)	$(18,504,338)
Net decrease in net assets	$(5,487,422)	$(18,845,005)

NET ASSETS:
At begining of period	49,993,925	68,838,930
At end of period	$44,506,503	$49,993,925

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$478,530	$1,556

See Notes to Financial Statements.	19

Wright International Blue Chip Equities Fund (WIBC)

	Six Months Ended June 30, 2011	Years Ended December 31,
FINANCIAL HIGHLIGHTS			2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.860		$14.460 (1)	$10.810	$22.470	$22.830	$18.060
Income (loss) from investment operations:
Net investment income (2)	0.190		0.170	0.208	0.483	0.434	0.255
Net realized and unrealized gain (loss)	0.495		0.640	3.442 (1)	(11.002)	0.755	4.859
Total income (loss) from investment	0.685		0.810	3.650 (1)	(10.519)	1.189	5.114
operations

Less distributions:
From net investment income	(0.035)		(0.410)	—	(0.575)	(0.491)	(0.320)
From net realized gains	—		—	—	(0.558)	(1.058)	(0.024)
Tax return of capital	—		—	—	(0.008)	—	—
Total distributions	(0.035)		(0.410)	—	(1.141)	(1.549)	(0.344)
Redemption Fees(2)	—	(3)	— (3)	—	—	—	—
#
Net asset value, end of period	$15.510		$14.860	$14.460 (1)	$10.810	$22.470	$22.830
Total Return(4)	4.62	%(5)	5.76%	33.77%	(47.74)%	5.50%	28.49%
Ratios/Supplemental Data(7):
Net assets, end of period (000 omitted)	$44,507	$49,994	$68,839	$67,146	$183,608		$218,201
Ratios (As a percentage of average daily net assets):
Net expenses	1.78	%(6)	1.74%	1.63%	1.54%	1.49%	1.46%
Net expenses after custodian fee	N/A		N/A	1.63%	1.53%	1.47%	1.37%
reduction
Net investment income	2.50	%(6)	1.23%	1.75%	2.71%	1.82%	1.26%
Portfolio turnover rate	28	%(5)	92%	63%	82%	138%	116%

(1)		Previously reported amount has been changed by 0.001 to reflect rounding consistencies.
(2)		Computed using average shares outstanding.
(3) Less than $0.001 per share.
(4)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(5) Not annualized.
(6) Annualized.
(7)
For the year ended December 31, 2010, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2010

Ratios (As a percentage of average daily net assets):
Gross expenses	1.76%
Net investment income	2.50%

See Notes to Financial Statements.	20

Wright Managed Equity Trust Notes to Financial Statements

1. Significant Accounting Policies

Wright Selected Blue Chip Equities Fund (“WSBC”), Wright Major Blue Chip Equities Fund (“WMBC”), and Wright International Blue Chip Equities Fund (“WIBC”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Equity Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Funds seek to provide total return consisting of price appreciation and current income.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service. Investments in open-end mutual funds are valued at net asset value. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges are monitored by the investment adviser and may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes are provided for based on WIBC’s

21

Wright Managed Equity Trust Notes to Financial Statements

understanding of the tax rules and rates that exist in the foreign markets in which it invests. At December 31, 2010, WSBC, WMBC and WIBC, for federal income tax purposes, had capital loss carryforwards of $961,631, 8,043,743 and $53,303,391, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

December 31,	WSBC	WMBC	WIBC
2011	$ -	$ 2,230,768	$ -
2016	-	875,589	18,605,975
2017	961,631	4,937,386	34,697,416

As of June 30, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Foreign Currency Translation – Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments and foreign currency transactions. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

I. Interim Financial Statements – The interim financial statements relating to June 30, 2011, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. Distributions to Shareholders

It is the present policy of the Trust to make annual distributions of all or substantially all of the net investment income of the Funds and to distribute annually all or substantially all of the net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) of the Funds. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a

22

Wright Managed Equity Trust Notes to Financial Statements

financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WSBC	WMBC	WIBC
Undistributed ordinary income	$-	$-	$107,024
Capital loss carryforward and post October losses	(961,631)	(8,043,743)	(53,303,391)
Net unrealized appreciation	5,008,705	1,722,394	7,541,934

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and passive foreign investment company transactions.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WSBC	0.60%	0.57%	0.54%	0.50%	0.45%
WMBC	0.60%	0.57%	0.54%	0.50%	0.45%
WIBC	0.80%	0.78%	0.76%	0.72%	0.67%

For the six months ended June 30, 2011, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WSBC	$92,889	0.60%
WMBC	$62,890	0.60%
WIBC	$187,202	0.80%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.17% of WIBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. The fee is computed at an annual rate of 0.12% of WSBC’s and WMBC’s average daily net assets up to $100 million and 0.07% of average daily net assets over $100 million. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the six months ended June 30, 2011, the administrator fee for WSBC, WMBC and WIBC amounted to $18,578, $12,578 and $39,780, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and

23

Wright Managed Equity Trust Notes to Financial Statements

Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Income Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the six months ended June 30, 2011, for WSBC, WMBC and WIBC were $38,704, $26,204 and $58,501, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the six months ended June 30, 2011, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.40% of the average daily net assets of each of WSBC and WMBC and 1.85% of the average daily net assets of WIBC through April 30, 2012 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, Wright waived and/or reimbursed investment adviser fees of $1,434 for WMBC. WISDI waived distribution fees of $16,385 and $26,204 for WSBC and WMBC, respectively.

5. Investment Transactions

Purchases and sales of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2011
	WSBC	WMBC	WIBC
Purchases	$13,400,797	$24,242,634	$13,369,385
Sales	$12,151,483	$27,375,623	$20,121,863

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

24

Wright Managed Equity Trust Notes to Financial Statements

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
WSBC
Sold	393,411	$4,353,166	1,241,263	$12,152,747
Issued to shareholders in payment of distributions declared	-	-	1,655	14,572
Redemptions	(251,851)	(2,796,045)	(510,109)	(4,640,440)
Net increase	141,560	$1,557,121	732,809	$7,526,879

WMBC
Sold	63,559	$818,189	203,955	$2,262,037
Issued to shareholders in payment of distributions declared	-	-	6,975	84,020
Redemptions	(298,175)	(3,825,667)	(956,638)	(10,533,368)
Net decrease	(234,616)	$(3,007,478)	(745,708)	$(8,187,311)

WIBC
Sold	151,424	$2,308,181	444,936	$6,282,185
Issued to shareholders in payment of distributions declared	6,183	91,392	89,482	1,264,509
Redemptions	(652,409)	(9,962,981)	(1,930,614)	(26,052,262)
Redemption fees	-	29	-	1,230
Net decrease	(494,802)	$(7,563,379)	(1,396,196)	$(18,504,338)

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2011, as computed on a federal income tax basis, were as follows:

Six Months Ended June 30, 2011
	WSBC	WMBC	WIBC
Aggregate cost	$26,815,776	$19,568,051	$36,258,086
Gross unrealized appreciation	$5,877,528	$1,494,514	$9,104,901
Gross unrealized depreciation	(371,089)	(898,402)	(980,143)
Net unrealized appreciation	$5,506,439	$596,112	$8,124,758

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2011, WIBC had a balance outstanding pursuant to this line of credit of $78,097 at an interest rate of 1.19%.

The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended June 30, 2011, were as follows:

25

Wright Managed Equity Trust Notes to Financial Statements

	WSBC	WMBC	WIBC
Average borrowings	$181,417	$270,576	$401,213
Average interest rate	1.26%	1.24%	1.23%

9. Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10. Securities Lending Agreement

WIBC has established a securities lending arrangement with Union Bank as securities lending agent in which WIBC lends portfolio securities to a broker in exchange for collateral consisting of cash in an amount at least equal to the market value of the securities on loan. Cash collateral may be invested in government securities. WIBC earns interest on the amount invested in the portfolio, but it must pay to or receive from a broker a rebate fee, depending on the securities loaned, computed as a varying percentage of the collateral received. The broker fee and interest income earned is offset by the broker rebate fees paid of $44,321 for the six months ended June 30, 2011. In the event of counterparty default, WIBC is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. WIBC bears risk in the event that invested collateral is not sufficient to meet obligations due on loans. WIBC has the right under the securities lending agreement to recover the securities from the borrower on demand. As of June 30, 2011, WIBC had no securities on loan.

11. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

26

Wright Managed Equity Trust Notes to Financial Statements

WSBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$31,995,508	$-	$-	$31,995,508
Short-Term Investments	-	326,707	-	326,707
Total Investments	$31,995,508	$326,707	$-	$32,322,215

WMBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$19,950,193	$-	$-	$19,950,193
Short-Term Investments	-	213,970	-	213,970
Total Investments	$19,950,193	$213,970	$-	$20,164,163

WIBC
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$44,382,844	$-	$-	$44,382,844
Total Investments	$44,382,844	$-	$-	$44,382,844

The Level 1 inputs displayed in these tables under Equity Interests are Common Stock. Refer to each Fund’s Portfolio of Investments for a further breakout of each security by type.

12. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management has evaluated ASU No. 2010-06 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

13. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended June 30, 2011, events and transactions subsequent to June 30, 2011, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

27

Wright Total Return Bond Fund (WTRB) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 98.9%

ASSET-BACKED SECURITIES - 2.3%
$310,000	Citibank Credit Card Issuance Trust, Series 2009-A1, Class A1	1.937%	(1)	03/17/14	$313,701
170,000	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4	4.550%		01/15/17	175,729
195,000	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%		06/15/16	222,637
Total Asset-Backed Securities (identified cost, $688,255)	$712,067

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
$275,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5	4.733%		10/15/41	$292,792
330,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.936%		05/15/38	342,043
525,561	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1 Class A3	4.813%		02/15/38	540,521
435,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A5	4.878%		01/15/42	463,900
300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	326,695
315,000	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	341,660
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.097%	(1)	06/12/46	342,676
64,195	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class A2	4.467%		03/18/36	65,060
Total Commercial Mortgage-Backed Securities (identified cost, $2,560,863)	$2,715,347

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.2%
$57,494	Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2	2.802%	(1)	07/25/34	$57,996
Total Residential Mortgage-Backed Securities (identified cost, $48,232)	$57,996

CONVERTIBLE BONDS - 0.4%
$130,000	NASDAQ OMX Group, Inc. (The)	2.500%	08/15/13	$131,138
Total Convertible Bonds (identified cost, $126,675)	$131,138

CORPORATE BONDS - 47.1%
AUTO MANUFACTURERS - 0.4%
$110,000	Daimler Finance North America, LLC	6.500%	11/15/13	$122,441
BANKS - 4.7%
$135,000	Bank of America Corp., MTN	5.000%	05/13/21	$133,616
290,000	Deutsche Bank AG/London	3.875%	08/18/14	305,042
155,000	Royal Bank of Scotland PLC (The)	3.950%	09/21/15	155,878
55,000	SunTrust Banks, Inc.	6.000%	09/11/17	61,152
220,000	US Bancorp, MTN	3.150%	03/04/15	229,942
110,000	Wells Fargo & Co.	4.375%	01/31/13	115,491
155,000	Wells Fargo & Co.	3.625%	04/15/15	162,180
280,000	Westpac Banking Corp.	4.200%	02/27/15	296,543
CAPITAL GOODS - 0.4%
$110,000	PACCAR, Inc.	6.875%	02/15/14	$125,666
CONSUMER DURABLES & APPAREL - 0.4%
$115,000	Hasbro, Inc.	6.125%	05/15/14	$127,096
CONSUMER SERVICES - 0.2%
$60,000	Brinker International, Inc.	5.750%	06/01/14	$63,795
DIVERSIFIED FINANCIALS - 10.5%
$135,000	American Express Credit Corp., Series C	7.300%	08/20/13	$150,328
55,000	Ameriprise Financial, Inc.	5.650%	11/15/15	62,130
140,000	Bear Stearns Cos., LLC (The)	5.700%	11/15/14	154,745
65,000	BlackRock, Inc.	3.500%	12/10/14	68,557
55,000	Capital One Financial Corp.	7.375%	05/23/14	62,842
260,000	Citigroup, Inc.	6.500%	08/19/13	282,907
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	2.125%	10/13/15	158,659

See Notes to Financial Statements.	28

Wright Total Return Bond Fund (WTRB) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate		Maturity Date	Value
$130,000	Credit Suisse USA, Inc.	0.535%	(1)	04/12/13	$129,721
260,000	Eaton Vance Corp.	6.500%		10/02/17	300,616
135,000	Equifax, Inc.	4.450%		12/01/14	144,789
225,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	250,712
100,000	Goldman Sachs Group, Inc. (The)	0.846%	(1)	09/29/14	97,702
115,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	125,333
235,000	HSBC Finance Corp.	6.375%		10/15/11	238,740
70,000	Jefferies Group, Inc.	8.500%		07/15/19	82,912
110,000	JPMorgan Chase & Co.	6.300%		04/23/19	124,179
125,000	Merrill Lynch & Co., Inc.	6.050%		05/16/16	131,186
150,000	Moody's Corp.	5.500%		09/01/20	153,970
100,000	Morgan Stanley	5.300%		03/01/13	105,773
120,000	Nomura Holdings, Inc.	5.000%		03/04/15	126,628
135,000	PNC Funding Corp.	4.250%		09/21/15	144,981
130,000	TD Ameritrade Holding Corp.	4.150%		12/01/14	137,760
ENERGY - 2.1%
$205,000	Baker Hughes, Inc.	6.875%		01/15/29	$247,522
70,000	Cimarex Energy Co.	7.125%		05/01/17	73,850
50,000	Newfield Exploration Co.	6.625%		04/15/16	51,875
50,000	ONEOK Partners LP	6.850%		10/15/37	55,836
60,000	Oneok, Inc.	5.200%		06/15/15	65,708
70,000	Peabody Energy Corp.	7.375%		11/01/16	79,450
55,000	Valero Energy Corp.	9.375%		03/15/19	70,352
FOOD, BEVERAGE & TOBACCO - 2.3%
$60,000	Altria Group, Inc.	8.500%		11/10/13	$69,578
55,000	Altria Group, Inc.	9.700%		11/10/18	72,377
140,000	ConAgra Foods, Inc.	5.875%		04/15/14	153,862
150,000	Corn Products International, Inc.	4.625%		11/01/20	151,599
100,000	PepsiCo, Inc.	7.900%		11/01/18	129,063
105,000	Philip Morris International, Inc.	6.875%		03/17/14	120,637
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
$115,000	Biogen Idec, Inc.	6.000%		03/01/13	$123,081
135,000	Hospira, Inc.	5.900%		06/15/14	150,040
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	76,123
40,000	McKesson Corp.	6.500%		02/15/14	44,992
100,000	Medtronic, Inc.	4.500%		03/15/14	108,684
130,000	UnitedHealth Group, Inc.	6.000%		02/15/18	147,608
145,000	WellPoint, Inc.	4.350%		08/15/20	146,692
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
$115,000	Avon Products, Inc.	5.625%		03/01/14	$125,981
60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	65,326
INDUSTRIAL - 0.2%
$70,000	Greif, Inc.	6.750%		02/01/17	$73,150
INSURANCE - 4.6%
$100,000	ACE INA Holdings, Inc.	5.875%		06/15/14	$111,883
275,000	Loews Corp.	5.250%		03/15/16	299,954
125,000	MetLife, Inc.	5.000%		06/15/15	136,502
46,000	OneBeacon US Holdings, Inc.	5.875%		05/15/13	48,116
255,000	PartnerRe Finance B, LLC	5.500%		06/01/20	257,973
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	70,065
130,000	Principal Life Income Funding Trusts, MTN	0.448%	(1)	11/08/13	128,878
90,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	89,567
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	59,387
200,000	Travelers Cos., Inc. (The)	5.500%		12/01/15	224,756
MATERIALS - 1.6%
$145,000	Airgas, Inc.	4.500%		09/15/14	$155,374
120,000	Dow Chemical Co. (The)	7.375%		03/01/23	140,470
100,000	Lubrizol Corp.	8.875%		02/01/19	130,245
55,000	Steel Dynamics, Inc.	7.375%		11/01/12	58,300

See Notes to Financial Statements.	29

Wright Total Return Bond Fund (WTRB) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate		Maturity Date	Value
MEDIA - 2.3%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$125,444
150,000	DIRECTV Holdings, LLC / DIRECTV Financing Co, Inc.	5.000%		03/01/21	155,658
95,000	McGraw-Hill Cos., Inc. (The)	5.900%		11/15/17	106,217
50,000	Time Warner Cable, Inc.	8.250%		04/01/19	62,453
115,000	Time Warner Cos., Inc.	6.950%		01/15/28	129,013
120,000	Viacom, Inc.	4.375%		09/15/14	128,979
MINING - 0.5%
$80,000	Barrick Gold Financeco, LLC	6.125%		09/15/13	$88,514
50,000	Rio Tinto Finance USA, Ltd.	8.950%		05/01/14	60,082
MISCELLANEOUS MANUFACTURING - 0.2%
$55,000	Tyco International Finance SA	8.500%		01/15/19	$69,826
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
$115,000	Wyeth	5.500%		02/01/14	$127,582
PIPELINES - 0.9%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$64,863
170,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	200,284
RETAILING - 1.5%
$55,000	AutoZone, Inc.	5.750%		01/15/15	$61,396
135,000	Best Buy Co., Inc.	6.750%		07/15/13	147,552
72,000	Ltd. Brands, Inc.	5.250%		11/01/14	75,600
55,000	Netflix, Inc.	8.500%		11/15/17	62,013
120,000	Safeway, Inc.	5.000%		08/15/19	125,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
$165,000	Applied Materials, Inc.	7.125%		10/15/17	$199,332
SOFTWARE & SERVICES - 2.8%
$140,000	Adobe Systems, Inc.	4.750%		02/01/20	$144,634
140,000	Computer Sciences Corp.	5.500%		03/15/13	148,782
140,000	Dun & Bradstreet Corp.	6.000%		04/01/13	150,542
145,000	Ingram Micro, Inc.	5.250%		09/01/17	152,193
105,000	International Business Machines Corp.	7.625%		10/15/18	133,737
150,000	Symantec Corp.	4.200%		09/15/20	144,521
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
$30,000	Dell, Inc.	5.625%		04/15/14	$33,388
140,000	Harris Corp.	5.000%		10/01/15	153,549
TELECOMMUNICATIONS - 2.3%
$155,000	BellSouth Corp.	6.000%		11/15/34	$157,057
70,000	British Telecommunications PLC	9.875%		12/15/30	96,404
105,000	Cellco Partnership / Verizon Wireless Capital, LLC	5.550%		02/01/14	115,804
145,000	Telefonica Emisiones SAU	4.949%		01/15/15	154,426
150,000	Verizon Global Funding Corp.	7.750%		12/01/30	187,979
TRANSPORTATION - 0.4%
$120,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$130,817
UTILITIES - 3.9%
$115,000	American Electric Power Co., Inc.	5.250%		06/01/15	$126,498
110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	135,535
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	99,120
115,000	Duke Energy Indiana, Inc.	5.000%		09/15/13	124,033
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	83,628
55,000	Hawaiian Electric Industries, Inc., MTN, Series D	6.141%		08/15/11	55,311
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300%	(1)	09/01/67	120,611
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	64,268
138,000	PPL Energy Supply, LLC	6.300%		07/15/13	150,380
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	67,221

See Notes to Financial Statements.	30

Wright Total Return Bond Fund (WTRB) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate	Maturity Date	Value
$100,000	Sempra Energy	6.000%	02/01/13	$107,245
55,000	TransAlta Corp.	4.750%	01/15/15	58,782
Total Corporate Bonds (identified cost, $13,780,615)	$14,535,940

U.S. GOVERNMENT INTERESTS - 40.1%

AGENCY MORTGAGE-BACKED SECURITIES - 27.9%
$178,538	FHLMC Gold Pool #A32600	5.500%		05/01/35	$194,232
35,131	FHLMC Gold Pool #C01646	6.000%		09/01/33	38,993
21,638	FHLMC Gold Pool #C27663	7.000%		06/01/29	25,101
112,312	FHLMC Gold Pool #C47318	7.000%		09/01/29	132,142
160,543	FHLMC Gold Pool #C66878	6.500%		05/01/32	181,958
130,051	FHLMC Gold Pool #C91046	6.500%		05/01/27	146,687
25,539	FHLMC Gold Pool #D66753	6.000%		10/01/23	27,494
6,181	FHLMC Gold Pool #E00903	7.000%		10/01/15	6,714
182,526	FHLMC Gold Pool #G01035	6.000%		05/01/29	202,587
95,917	FHLMC Gold Pool #G02478	5.500%		12/01/36	104,013
100,858	FHLMC Gold Pool #H19018	6.500%		08/01/37	113,161
91,736	FHLMC Gold Pool #N30514	5.500%		11/01/28	98,634
256,779	FHLMC Gold Pool #P00024	7.000%		09/01/32	291,904
16,466	FHLMC Gold Pool #P50031	7.000%		08/01/18	17,777
45,677	FHLMC Gold Pool #P50064	7.000%		09/01/30	51,833
69,809	FHLMC Pool #1B1291	2.754%	(1)	11/01/33	73,215
207,409	FHLMC Pool #1G0233	2.511%	(1)	05/01/35	217,903
37,833	FHLMC Pool #781071	5.209%	(1)	11/01/33	40,276
32,930	FHLMC Pool #781804	5.065%	(1)	07/01/34	35,142
15,976	FHLMC Pool #781884	5.160%	(1)	08/01/34	17,047
47,989	FHLMC Pool #782862	5.050%	(1)	11/01/34	51,281
213,253	FHLMC, Series 1983, Class Z	6.500%		12/15/23	241,220
155,088	FHLMC, Series 2044, Class PE	6.500%		04/15/28	177,545
550,000	FHLMC, Series 2627, Class MW	5.000%		06/15/23	603,397
98,522	FNMA Pool #253057	8.000%		12/01/29	115,706
10,311	FNMA Pool #254845	4.000%		07/01/13	10,550
10,710	FNMA Pool #254863	4.000%		08/01/13	11,182
16,799	FNMA Pool #479477	6.000%		01/01/29	18,638
13,630	FNMA Pool #489357	6.500%		03/01/29	15,514
16,367	FNMA Pool #535332	8.500%		04/01/30	19,348
31,190	FNMA Pool #545782	7.000%		07/01/32	36,129
20,550	FNMA Pool #597396	6.500%		09/01/31	23,390
87,258	FNMA Pool #621284	6.500%		12/01/31	99,316
39,744	FNMA Pool #725866	4.500%		09/01/34	41,470
100,860	FNMA Pool #738630	5.500%		11/01/33	109,846
275,775	FNMA Pool #745001	6.500%		09/01/35	313,367
175,991	FNMA Pool #745467	5.613%	(1)	04/01/36	188,345
321,582	FNMA Pool #745755	5.000%		12/01/35	343,592
137,294	FNMA Pool #747529	4.500%		10/01/33	143,407
492,535	FNMA Pool #781893	4.500%		11/01/31	515,263
47,395	FNMA Pool #809888	4.500%		03/01/35	49,393
696,163	FNMA Pool #888366	7.000%		04/01/37	801,885
308,844	FNMA Pool #888417	6.500%		01/01/36	351,523
55,837	FNMA Pool #906455	5.985%	(1)	01/01/37	60,592
82,059	GNMA I Pool #374892	7.000%		02/15/24	95,441
28,858	GNMA I Pool #376400	6.500%		02/15/24	33,019
38,162	GNMA I Pool #379982	7.000%		02/15/24	44,385
144,055	GNMA I Pool #393347	7.500%		02/15/27	168,888
55,615	GNMA I Pool #410081	8.000%		08/15/25	65,767
33,306	GNMA I Pool #427199	7.000%		12/15/27	38,794

See Notes to Financial Statements.	31

Wright Total Return Bond Fund (WTRB) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate	Maturity Date	Value
$2,367	GNMA I Pool #436214	6.500%	02/15/13	$2,604
36,839	GNMA I Pool #448490	7.500%	03/15/27	43,181
46,385	GNMA I Pool #458762	6.500%	01/15/28	52,930
37,088	GNMA I Pool #460726	6.500%	12/15/27	42,345
14,987	GNMA I Pool #488924	6.500%	11/15/28	17,102
12,467	GNMA I Pool #510706	8.000%	11/15/29	14,818
38,950	GNMA I Pool #581536	5.500%	06/15/33	43,131
98,070	GNMA II Pool #002630	6.500%	08/20/28	111,146
4,761	GNMA II Pool #002909	8.000%	04/20/30	5,642
12,147	GNMA II Pool #002972	7.500%	09/20/30	14,235
4,426	GNMA II Pool #002973	8.000%	09/20/30	5,247
43,547	GNMA II Pool #003095	6.500%	06/20/31	49,340
311,963	GNMA II Pool #004841	8.000%	08/20/31	368,462
969,203	GNMA, Series 2010-44, Class NK	4.000%	10/20/37	1,030,616

U.S. TREASURIES - 12.2%
$505,000	U.S. Treasury Bond	6.125%		11/15/27	$638,588
120,000	U.S. Treasury Note	1.375%		04/15/12	121,144
210,000	U.S. Treasury Note	3.875%		02/15/13	221,870
40,000	U.S. Treasury Note	1.750%		01/31/14	41,115
110,000	U.S. Treasury Note	1.875%		04/30/14	113,455
60,000	U.S. Treasury Note	3.250%		06/30/16	64,383
20,000	U.S. Treasury Note	2.750%		11/30/16	20,855
1,270,000	U.S. Treasury Note	3.750%		11/15/18	1,375,966
55,000	U.S. Treasury Note	3.125%		05/15/19	56,796
615,000	U.S. Treasury Strip	3.161%	(2)	08/15/20	459,128
635,000	U.S. Treasury Strip	4.305-4.845%	(2)	11/15/30	264,214
1,460,000	U.S. Treasury Strip	4.696-5.045%	(2)	08/15/39	392,200
Total U.S. Government Interests (identified cost, $11,862,567)	$12,375,519

TOTAL FIXED INCOME INVESTMENTS (identified cost, $29,067,207) — 98.9%	$30,528,007

TOTAL INVESTMENTS (identified cost, $29,067,207) — 98.9%	$30,528,007

OTHER ASSETS, IN EXCESS OF LIABILITIES — 1.1%	329,213

NET ASSETS — 100.0%	$30,857,220

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of June 30, 2011.
(2)	Rate presented is yield to maturity.

Portfolio Composition by Security Type
% of total investments at June 30, 2011
Asset-Backed Securities	2.3%
Commercial Mortgage-Backed Securities	8.9%
Residential Mortgage-Backed Securities	0.2%
Convertible Bonds	0.4%
Corporate Bonds	47.6%
U.S. Government Interests	40.6%

See Notes to Financial Statements.	32

Wright Total Return Bond Fund (WTRB)

STATEMENT OF ASSETS AND LIABILITIES			STATEMENT OF OPERATIONS
As of June 30, 2011			For the Six Months Ended June 30, 2011

ASSETS:			INVESTMENT INCOME (Note 1C)
Investments, at value			0	Dividend income	$22
(identified cost $29,067,207) (Note 1A)	$30,528,007	######		Interest income (net of foreign taxes, $528)	663,176
Receivable for fund shares sold	21,633			Total investment income	$663,198
Investment securities sold	677,420
Dividends and interest receivable	259,235		Expenses –
Prepaid expenses and other assets	28,201			Investment adviser fee (Note 3)	$68,487
Total assets	$31,514,496			Administrator fee (Note 3)	10,653
				Trustee expense (Note 3)	10,432
LIABILITIES:				Custodian fee	1,514
Outstanding line of credit (Note 8)	$84,778			Accountant fees	19,058
Payable for fund shares reacquired	53,083			Distribution expenses (Note 4)	38,048
Investment securities purchased	462,154			Transfer agent fees	15,393
Distributions payable	38,522			Printing	69
Accrued expenses and other liabilities	18,739			Shareholder communications	2,914
Total liabilities	$657,276			Audit services	11,292
NET ASSETS	$30,857,220			Legal services	3,961
				Registration costs	9,124
NET ASSETS CONSIST OF:				Interest expense (Note 8)	31
Paid-in capital	$31,520,375			Miscellaneous	19,821
Accumulated net realized loss on investments	(2,017,980)			Total expenses	$210,797
Distributions in excess of net investment income	(105,975)
Unrealized appreciation on investments	1,460,800		Deduct –
Net assets applicable to outstanding shares	$30,857,220			Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(66,172)
				Net expenses	$144,625
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	2,377,907			Net investment income	$518,573

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$12.98		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
				Net realized loss on investment transactions	$(1,396)
				Net change in unrealized appreciation (depreciation) on investments	314,365
				Net realized and unrealized gain on investments	$312,969
				Net increase in net assets from operations	$831,542

See Notes to Financial Statements.	33

Wright Total Return Bond Fund (WTRB)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2011	December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$518,573	$968,730
0	Net realized gain (loss) on investment transactions	(1,396)	254,200
Net change in unrealized appreciation (depreciation) on investments	314,365	369,046
Net increase in net assets from operations	$831,542	$1,591,976
Distributions to shareholders (Note 2)
From net investment income	$(624,548)	$(1,108,572)
Total distributions	$(624,548)	$(1,108,572)
Net increase (decrease) in net assets resulting from fund share transactions (Note 6)	$(879,969)	$6,490,580
Net increase (decrease) in net assets	$(672,975)	$6,973,984

NET ASSETS:
At begining of period	31,530,195	24,556,211
At end of period	$30,857,220	$31,530,195

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT LOSS INCLUDED IN NET ASSETS AT END OF PERIOD	$(105,975)	$-

See Notes to Financial Statements.	34

Wright Total Return Bond Fund (WTRB)

	Six Months Ended June 30, 2011	Years Ended December 31,
FINANCIAL HIGHLIGHTS			2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.890		$12.620 (1)	$11.990	$12.390	$12.290	$12.430
Income (loss) from investment operations:
Net investment income (2)	0.218		0.437	0.558	0.573	0.558	0.483
Net realized and unrealized gain (loss)	0.135		0.336	0.676 (1)	(0.373)	0.115	(0.082)
Total income from investment operations	0.353		0.773	1.234 (1)	0.200	0.673	0.401

Less distributions:
From net investment income	(0.263)		(0.503)	(0.604)	(0.600)	(0.573)	(0.541)
Net asset value, end of period	$12.980		$12.890	$12.620 (1)	$11.990	$12.390	$12.290
Total Return(3)	2.76	%(4)	6.14%	10.53%	1.69%	5.64%	3.34%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$30,857	$31,530	$24,556	$23,262	$24,989		$30,866
Ratios (As a percentage of average daily net assets):
Net expenses	0.95	%(5)	0.83%	0.70%	0.71%	0.87%	0.99%
Net expenses after custodian fee reduction	N/A		N/A	0.70%	0.70%	0.85%	0.95%
Net investment income	3.41	%(5)	3.38%	4.53%	4.73%	4.56%	3.96%
Portfolio turnover rate	34	%(4)	119%	61%	125%	119%	90%

(1)		Previously reported amount has been changed by 0.004 to reflect rounding consistencies.
(2)		Computed using average shares outstanding.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4) Not annualized.
(5) Annualized.
(6)
For the six months ended June 30, 2011, and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2011		2010	2009	2008	2007	2006

Ratios (As a percentage of average daily net assets):
Gross expenses	1.39	%(5)	1.43%	1.55%	1.52%	1.41%	1.23%
Gross expenses after custodian fee	N/A		N/A	1.55%	1.51%	1.38%	1.19%
reduction
Net investment income	2.97	%(5)	2.78%	3.68%	3.93%	4.03%	3.72%

See Notes to Financial Statements.	35

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 97.5%

AGENCY MORTGAGE-BACKED SECURITIES - 97.5%
$23,532	FHLMC Gold Pool #C00548	7.000%	08/01/27	$27,245
69,610	FHLMC Gold Pool #C00778	7.000%	06/01/29	80,752
316,486	FHLMC Gold Pool #C91034	6.000%	06/01/27	347,957
51,415	FHLMC Gold Pool #D81642	7.500%	08/01/27	59,983
93,699	FHLMC Gold Pool #D82572	7.000%	09/01/27	108,485
30,480	FHLMC Gold Pool #E00678	6.500%	06/01/14	32,234
32,052	FHLMC Gold Pool #E00721	6.500%	07/01/14	33,896
41,858	FHLMC Gold Pool #E81704	8.500%	05/01/15	46,475
257,296	FHLMC Gold Pool #G02809	6.500%	05/01/36	290,947
293,113	FHLMC Gold Pool #H09054	4.500%	03/01/37	300,025
172,311	FHLMC Gold Pool #H09098	6.500%	10/01/37	192,954
256,779	FHLMC Gold Pool #P00024	7.000%	09/01/32	291,904
256,949	FHLMC Gold Pool #P50019	7.000%	07/01/24	290,272
114,531	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	134,251
72,854	FHLMC, Series 2201, Class C	8.000%	11/15/29	83,986
409,977	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	458,284
155,295	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	178,306
135,000	FHLMC, Series 3217, Class PD	6.000%	11/15/34	147,578
209,962	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	221,243
74,703	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	84,504
133,013	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	151,911
534,818	FNMA Pool #252034	7.000%	09/01/28	624,159
42,268	FNMA Pool #535131	6.000%	03/01/29	46,894
328,859	FNMA Pool #555417	6.000%	05/01/33	364,850
170,886	FNMA Pool #594207	6.500%	02/01/31	195,142
327,737	FNMA Pool #655219	3.500%	08/01/32	315,556
162,732	FNMA Pool #673315	5.500%	11/01/32	177,231
735,266	FNMA Pool #721255	5.500%	07/01/33	800,776
833,031	FNMA Pool #725027	5.000%	11/01/33	890,437
59,706	FNMA Pool #733750	6.310%	10/01/32	67,305
319,171	FNMA Pool #735861	6.500%	09/01/33	363,277
552,602	FNMA Pool #745001	6.500%	09/01/35	627,930
141,332	FNMA Pool #745630	5.500%	01/01/29	154,410
163,924	FNMA Pool #801357	5.500%	08/01/34	178,529
181,372	FNMA Pool #813839	6.000%	11/01/34	201,221
959,215	FNMA Pool #851655	6.000%	12/01/35	1,059,996
130,705	FNMA Pool #871394	7.000%	04/01/21	143,793
342,939	FNMA Pool #888211	7.000%	08/01/36	397,259
139,798	FNMA Pool #888367	7.000%	03/01/37	161,028
403,457	FNMA Pool #889649	6.500%	08/01/37	445,157
281,437	FNMA Pool #995346	6.500%	09/01/36	319,802
515,985	FNMA Pool #995656	7.000%	06/01/33	597,609
102,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	105,612
205,000	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	209,912
250,000	FNMA, Series 2007-116, Class PB	5.500%	08/25/35	279,331
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	896,726
155,000	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	164,375
390,000	FNMA, Series 2009-96, Class DB	4.000%	11/25/29	394,067
637,760	FNMA, Series 2010-12, Class EY	4.000%	02/25/25	631,883
1,360,071	FNMA, Series 2010-145, Class GB	4.000%	12/25/30	1,363,655
429,290	FNMA, Series G92-43, Class Z	7.500%	07/25/22	484,569
268,795	FNMA, Series G93-5, Class Z	6.500%	02/25/23	298,150

See Notes to Financial Statements.	36

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate	Maturity Date	Value
$388	GNMA I Pool #176992	8.000%	11/15/16	$391
915	GNMA I Pool #177784	8.000%	10/15/16	929
8,020	GNMA I Pool #192357	8.000%	04/15/17	8,144
1,761	GNMA I Pool #194287	9.500%	03/15/17	1,775
755	GNMA I Pool #196063	8.500%	03/15/17	869
943	GNMA I Pool #212601	8.500%	06/15/17	1,086
1,297	GNMA I Pool #220917	8.500%	04/15/17	1,493
3,167	GNMA I Pool #223348	10.000%	08/15/18	3,194
4,646	GNMA I Pool #228308	10.000%	01/15/19	5,379
2,118	GNMA I Pool #230223	9.500%	04/15/18	2,136
3,055	GNMA I Pool #260999	9.500%	09/15/18	3,620
4,429	GNMA I Pool #263439	10.000%	02/15/19	4,467
1,191	GNMA I Pool #265267	9.500%	08/15/20	1,427
1,362	GNMA I Pool #266983	10.000%	02/15/19	1,593
663	GNMA I Pool #286556	9.000%	03/15/20	786
1,274	GNMA I Pool #301366	8.500%	06/15/21	1,343
3,913	GNMA I Pool #302933	8.500%	06/15/21	4,657
9,367	GNMA I Pool #308792	9.000%	07/15/21	11,174
1,630	GNMA I Pool #314222	8.500%	04/15/22	1,949
1,522	GNMA I Pool #315187	8.000%	06/15/22	1,591
6,831	GNMA I Pool #315754	8.000%	01/15/22	6,866
21,296	GNMA I Pool #319441	8.500%	04/15/22	23,962
6,232	GNMA I Pool #325165	8.000%	06/15/22	7,310
6,914	GNMA I Pool #335950	8.000%	10/15/22	7,875
102,708	GNMA I Pool #346987	7.000%	12/15/23	119,220
45,654	GNMA I Pool #352001	6.500%	12/15/23	52,136
14,562	GNMA I Pool #352110	7.000%	08/15/23	16,903
43,938	GNMA I Pool #368238	7.000%	12/15/23	51,002
23,398	GNMA I Pool #372379	8.000%	10/15/26	27,748
39,986	GNMA I Pool #399726	7.490%	05/15/25	46,855
96,016	GNMA I Pool #399788	7.490%	09/15/25	112,508
27,199	GNMA I Pool #399958	7.490%	02/15/27	31,913
26,016	GNMA I Pool #399964	7.490%	04/15/26	30,485
45,479	GNMA I Pool #410215	7.500%	12/15/25	53,307
4,527	GNMA I Pool #414736	7.500%	11/15/25	5,306
20,172	GNMA I Pool #420707	7.000%	02/15/26	23,461
15,797	GNMA I Pool #421829	7.500%	04/15/26	18,516
9,269	GNMA I Pool #431036	8.000%	07/15/26	10,989
13,660	GNMA I Pool #431612	8.000%	11/15/26	13,947
4,559	GNMA I Pool #442190	8.000%	12/15/26	5,397
46,640	GNMA I Pool #448970	8.000%	08/15/27	55,347
8,366	GNMA I Pool #449176	6.500%	07/15/28	9,546
21,073	GNMA I Pool #462623	6.500%	03/15/28	24,046
113,863	GNMA I Pool #471369	5.500%	05/15/33	126,086
262,582	GNMA I Pool #487108	6.000%	04/15/29	294,803
129,843	GNMA I Pool #489377	6.375%	03/15/29	147,543
396,324	GNMA I Pool #503405	6.500%	04/15/29	452,242
133,658	GNMA I Pool #509930	5.500%	06/15/29	148,297
258,519	GNMA I Pool #509965	5.500%	06/15/29	286,834
35,343	GNMA I Pool #524811	6.375%	09/15/29	40,161
14,646	GNMA I Pool #538314	7.000%	02/15/32	17,141
92,122	GNMA I Pool #595606	6.000%	11/15/32	103,152
15,164	GNMA I Pool #602377	4.500%	06/15/18	16,361
19,407	GNMA I Pool #603377	4.500%	01/15/18	20,939
170,496	GNMA I Pool #615403	4.500%	08/15/33	181,401
120,298	GNMA I Pool #616829	5.500%	01/15/25	133,737
109,544	GNMA I Pool #623190	6.000%	12/15/23	122,763

See Notes to Financial Statements.	37

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate	Maturity Date	Value
$351,833	GNMA I Pool #624600	6.150%	01/15/34	$403,915
69,904	GNMA I Pool #640940	5.500%	05/15/35	77,670
31,381	GNMA I Pool #658267	6.500%	02/15/22	34,655
846,764	GNMA I Pool #711286	6.500%	10/15/32	950,318
34,495	GNMA I Pool #780429	7.500%	09/15/26	40,434
203,114	GNMA I Pool #780492	7.000%	09/15/24	235,897
117,164	GNMA I Pool #780977	7.500%	12/15/28	141,156
296,829	GNMA I Pool #781120	7.000%	12/15/29	346,417
22,060	GNMA II Pool #000723	7.500%	01/20/23	25,500
1,781	GNMA II Pool #001596	9.000%	04/20/21	2,116
25,698	GNMA II Pool #002268	7.500%	08/20/26	30,005
84,617	GNMA II Pool #002442	6.500%	06/20/27	95,900
3,670	GNMA II Pool #002855	8.500%	12/20/29	4,433
122,056	GNMA II Pool #003284	5.500%	09/20/32	135,253
80,729	GNMA II Pool #003401	4.500%	06/20/33	85,896
451,272	GNMA II Pool #003403	5.500%	06/20/33	499,784
117,733	GNMA II Pool #003554	4.500%	05/20/34	125,011
547,689	GNMA II Pool #003556	5.500%	05/20/34	606,224
318,099	GNMA II Pool #003689	4.500%	03/20/35	337,567
809,246	GNMA II Pool #003931	6.000%	12/20/36	897,841
38,277	GNMA II Pool #004149	7.500%	05/20/38	44,390
1,416,248	GNMA II Pool #004260	6.000%	10/20/38	1,550,202
710,955	GNMA II Pool #004291	6.000%	11/20/38	786,568
449,347	GNMA II Pool #004308	5.000%	12/20/38	482,721
362,799	GNMA II Pool #004412	5.000%	04/20/39	389,744
808,620	GNMA II Pool #004561	6.000%	10/20/39	896,318
682,129	GNMA II Pool #004751	7.000%	12/20/38	789,085
204,168	GNMA II Pool #004752	7.500%	11/20/38	240,585
486,664	GNMA II Pool #004753	8.000%	08/20/30	574,933
636,818	GNMA II Pool #004805	6.500%	09/20/40	720,932
195,780	GNMA II Pool #004808	8.000%	01/20/31	231,913
1,149,053	GNMA II Pool #004838	6.500%	10/20/40	1,300,824
1,237,485	GNMA II Pool #004848	3.500%	11/20/40	1,191,852
434,416	GNMA II Pool #004993	7.000%	03/20/41	502,022
95,841	GNMA II Pool #575787	5.760%	03/20/33	106,084
103,517	GNMA II Pool #608120	6.310%	01/20/33	115,044
295,183	GNMA II Pool #610116	5.760%	04/20/33	327,100
68,997	GNMA II Pool #610143	5.760%	06/20/33	76,371
233,315	GNMA II Pool #612121	5.760%	07/20/33	258,251
221,868	GNMA II Pool #648541	6.000%	10/20/35	246,123
1,168,628	GNMA II Pool #719213	6.500%	02/20/33	1,323,897
103,575	GNMA Pool #780685	6.500%	12/15/27	118,254
846,711	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	960,884
189,737	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	223,093
729,671	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	810,900
280,296	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	308,102
220,806	GNMA, Series 2001-4, Class PM	6.500%	03/20/31	264,505
276,225	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	311,538
189,841	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	216,892
149,794	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	174,341
242,540	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	277,588
122,392	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	141,510
391,751	GNMA, Series 2002-76, Class EA	4.500%	12/20/29	412,589
738,938	GNMA, Series 2002-76, Class TC	4.500%	12/16/26	787,950
192,000	GNMA, Series 2003-2, Class AG	5.000%	01/20/33	206,260
120,000	GNMA, Series 2007-18, Class B	5.500%	05/20/35	130,690
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	329,548

See Notes to Financial Statements.	38

Wright Current Income Fund (WCIF) Portfolio of Investments - As of June 30, 2011

Face Amount	Description	Coupon Rate	Maturity Date	Value
$2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	$2,155,666
339,712	Vendee Mortgage Trust, Series 1996-1, Class 1Z	6.750%	02/15/26	391,919
278,512	Vendee Mortgage Trust, Series 1998-1, Class 2E	7.000%	03/15/28	321,994
Total Agency Mortgage-Backed Securities (identified cost, $43,172,570)	$45,203,115

TOTAL FIXED INCOME INVESTMENTS (identified cost, $43,172,570) — 97.5%	$45,203,115

SHORT-TERM INVESTMENTS - 2.1%

$969,627	Fidelity Government Money Market Fund, 0.01% (1)	$969,627

TOTAL SHORT-TERM INVESTMENTS (identified cost, $969,627) — 2.1%	$969,627

TOTAL INVESTMENTS (identified cost, $44,142,197) — 99.6%	$46,172,742

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.4%	168,240

NET ASSETS — 100.0%	$46,340,982

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of June 30, 2011.

Portfolio Composition by Security Type
% of total investments at June 30, 2011
Agency Mortgage-Backed Securities	97.9%
Short-Term Investments	2.1%

See Notes to Financial Statements.	39

Wright Current Income Fund (WCIF)

STATEMENT OF ASSETS AND LIABILITIES		STATEMENT OF OPERATIONS
As of June 30, 2011		For the Six Months Ended June 30, 2011

ASSETS:		INVESTMENT INCOME (Note 1C)
Investments, at value		0	Dividend income	$134
(identified cost $44,142,197) (Note 1A)	$46,172,742		Interest income	884,351
Receivable for fund shares sold	73,603		Total investment income	$884,485
Dividends and interest receivable	201,991
Prepaid expenses and other assets	27,774	Expenses –
Total assets	$46,476,110		Investment adviser fee (Note 3)	$95,360
			Administrator fee (Note 3)	19,072
LIABILITIES:			Trustee expense (Note 3)	10,816
Payable for fund shares reacquired	$35,794		Custodian fee	2,119
Distributions payable	76,360		Accountant fees	20,196
Accrued expenses and other liabilities	22,974		Distribution expenses (Note 4)	52,977
Total liabilities	$135,128		Transfer agent fees	18,360
NET ASSETS	$46,340,982		Printing	96
			Shareholder communications	3,785
NET ASSETS CONSIST OF:			Audit services	12,343
Paid-in capital	$45,211,510		Legal services	5,571
Accumulated net realized loss on investments	(677,604)		Registration costs	9,546
Distributions in excess of net investment income	(223,469)		Miscellaneous	18,145
Unrealized appreciation on investments	2,030,545		Total expenses	$268,386
Net assets applicable to outstanding shares	$46,340,982
		Deduct –
SHARES OF BENEFICIAL INTEREST OUTSTANDING AT $0.000 PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,639,285		Waiver and/or reimbursement by the principal underwriter and/or investment adviser (Note 4)	$(77,760)
			Net expenses	$190,626
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST	$9.99		Net investment income	$693,859

		REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
			Net realized loss on investment transactions	$(13,140)
			Net change in unrealized appreciation (depreciation) on investments	562,097
			Net realized and unrealized gain on investments	$548,957
			Net increase in net assets from operations	$1,242,816

See Notes to Financial Statements.	40

Wright Current Income Fund (WCIF)

Six Months Ended	Year Ended
STATEMENTS OF CHANGES IN NET ASSETS	June 30, 2011	December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
From operations –
Net investment income	$693,859	$1,368,857
0	Net realized gain (loss) on investment transactions	(13,140)	244,084
Net change in unrealized appreciation (depreciation) on investments	562,097	261,790
Net increase in net assets from operations	$1,242,816	$1,874,731
Distributions to shareholders (Note 2)
From net investment income	$(918,827)	$(1,698,180)
Total distributions	$(918,827)	$(1,698,180)
Net increase in net assets resulting from fund share transactions (Note 6)	$5,432,703	$7,378,534
Net increase in net assets	$5,756,692	$7,555,085

NET ASSETS:
At begining of period	40,584,290	33,029,205
At end of period	$46,340,982	$40,584,290

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD	$(223,469)	$1,499

See Notes to Financial Statements.	41

Wright Current Income Fund (WCIF)

	Six Months Ended June 30, 2011	Years Ended December 31,
FINANCIAL HIGHLIGHTS			2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.910		$9.830 (1)	$9.700	$9.590	$9.510	$9.610
Income (loss) from investment operations:
Net investment income (2)	0.161		0.377	0.472	0.447	0.455	0.427
Net realized and unrealized gain (loss)	0.133		0.175	0.118 (1)	0.122	0.078	(0.063)
Total income from investment operations	0.294		0.552	0.590 (1)	0.569	0.533	0.364

Less distributions:
From net investment income	(0.214)		(0.472)	(0.460)	(0.459)	(0.444)	(0.447)
From net realized gains	—		—	—	—	(0.009)	(0.017)
Total distributions	(0.214)		(0.472)	(0.460)	(0.459)	(0.453)	(0.464)
Net asset value, end of period	$9.990		$9.910	$9.830 (1)	$9.700	$9.590	$9.510
Total Return(3)	2.99	%(4)	5.66%	6.20%	6.10%	5.77%	3.92%
Ratios/Supplemental Data(6):
Net assets, end of period (000 omitted)	$46,341	$40,584	$33,029	$38,806	$39,699		$40,474
Ratios (As a percentage of average daily net assets):
Net expenses	0.90	%(5)	0.90%	0.92%	0.96%	0.96%	0.96%
Net expenses after custodian fee reduction	N/A		N/A	0.92%	0.95%	0.95%	0.95%
Net investment income	3.27	%(5)	3.79%	4.81%	4.66%	4.80%	4.47%
Portfolio turnover rate	27	%(4)	54%	57%	57%	47%	75%

(1)		Previously reported amount has been changed by 0.001 to reflect rounding consistencies.
(2)		Computed using average shares outstanding.
(3)
Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(4) Not annualized.
(5) Annualized.
(6)
For the six months ended June 30, 2011, and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, the operating expenses of the Fund were reduced by a waiver of fees and/or allocation of expenses to the principal underwriter and/or investment adviser. Had such action not been undertaken, expenses and net investment income ratios would have been as follows:

	2011		2010	2009	2008	2007	2006

Ratios (As a percentage of average daily net assets):
Gross expenses	1.27	%(5)	1.33%	1.32%	1.24%	1.23%	1.31%
Gross expenses after custodian fee	N/A		N/A	1.32%	1.23%	1.22%	1.30%
reduction
Net investment income	2.91	%(5)	3.36%	4.41%	4.38%	4.52%	4.13%

See Notes to Financial Statements.	42

Wright Managed Income Trust Notes to Financial Statements

1. Significant Accounting Policies

Wright Total Return Bond Fund (“WTRB”) and Wright Current Income Fund (“WCIF”) (each a “Fund” and collectively, the “Funds”) (the Funds constituting Wright Managed Income Trust (the “Trust”)), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. WTRB seeks a superior rate of total return, consisting of a high level of income plus price appreciation. WCIF seeks a high level of current income consistent with moderate fluctuations of principal.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations – Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service as described above. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Funds in a manner that most fairly reflects the security’s value, or the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B. Investment Transactions – Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C. Income – Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Funds are informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Paydown gains and losses are included in interest income.

D. Federal Taxes – Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2010, WTRB and  WCIF, for federal income tax purposes, had capital loss carryovers of $1,857,855 and 604,928, respectively, which will reduce each Fund’s taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

43

Wright Managed Income Trust Notes to Financial Statements

December 31,	WTRB	WCIF
2012	$ -	$ 248,470
2013	270,953	196,117
2014	1,088,772	-
2015	199,047	160,341
2017	299,083	-

A capital loss carryover of $444,587, included in WCIF’s amount in the table above, is available to the Fund as a result of the reorganization of Wright U.S. Government Near Term Fund on December 9, 2006. Utilization of this capital loss carryover may be limited in accordance with certain income tax regulations.

As of June 30, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service.

E. Expenses – The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

F. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. Indemnifications – Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Funds. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

H. Interim Financial Statements – The interim financial statements relating to June 30, 2011, and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2. Distributions to Shareholders

The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly.  Distributions of net realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

44

Wright Managed Income Trust Notes to Financial Statements

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	WTRB	WCIF
Undistributed ordinary income	$-	$1,499
Capital loss carryforward and post October losses	(1,877,616)	(626,200)
Unrealized appreciation	1,007,467	1,430,184

The difference between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, premium amortization and paydown gain (loss).

For tax purposes, the prior year post-October loss was $19,761 and $21,272 (realized during the period November 1, 2010 through December 31, 2010) for WTRB and WCIF, respectively. These losses were recognized for tax purposes on the first business day of each Fund’s current fiscal year, January 1, 2011.

3. Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Wright Investor Services, Inc. (“Wright”) as compensation for investment advisory services rendered to the Funds. The fees are computed at annual rates of the Funds' average daily net assets as noted below, and are payable monthly.

Annual Advisory Fee Rates
Fund	Under $100 Million	$100 Million to $250 Million	$250 Million to $500 Million	$500 Million to $1 Billion	Over $1 Billion
WTRB	0.45%	0.44%	0.42%	0.40%	0.35%
WCIF	0.45%	0.44%	0.42%	0.40%	0.35%

For the six months ended June 30, 2011, the fee and the effective annual rate, as a percentage of average daily net assets for each of the Funds were as follows:

Fund	Investment Adviser Fee	Effective Annual Rate
WTRB	$64,487	0.45%
WCIF	$95,360	0.45%

The administrator fee is earned by Wright for administering the business affairs of each Fund. The fee is computed at an annual rate of 0.07% of the average daily net assets up to $100 million for WTRB and an annual rate of 0.09% of the average daily net assets up to $100 million for WCIF, and at reduced rates as net assets exceed that level. Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) serves as sub-administrator of the Funds to perform certain services of the administrator as may be agreed upon between the administrator and sub-administrator. The sub-administration fee is paid by Wright.

For the six months ended June 30, 2011, the administrator fee for WTRB and WCIF amounted to $10,653 and $19,072, respectively.

Certain Trustees and officers of the Trust are Trustees or officers of the above organizations and/or of the Funds’ principal underwriter. Except as to Trustees of the Trust who are not employees of Atlantic or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Atlantic and Wright.  The Trustees are compensated by the Trust in conjunction with the Wright Managed Equity Trust, rather than on a per Trust or per Fund basis. Quarterly retainer fees are paid in the amount of $4,000 to the Lead Trustee, $3,500 to the Secretary of Independent Trustees, and $3,000 each to the remaining Trustees. In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a

45

Wright Managed Income Trust Notes to Financial Statements

Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in each Fund’s Statement of Operations.

4. Distribution and Service Plans

The Trust has in effect a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that each Fund will pay Wright Investors’ Service Distributors, Inc. (“WISDI”), the principal underwriter, a wholly-owned subsidiary of The Winthrop Corporation and an affiliate of Wright, a distribution fee of 0.25% of the average daily net assets of each Fund for distribution services and facilities provided to the Funds by WISDI.  Distribution fees paid or accrued to WISDI for the six months ended June 30, 2011, for WTRB  and WCIF were  $38,048 and $52,977, respectively. In addition, the Trustees have adopted a service plan (the “Service Plan”) which allows the Funds to reimburse the principal underwriter for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of each Fund’s shares. The combined amount of service fees payable under the Service Plan and Rule 12b-1 distribution fees may not exceed 0.25% annually of each Fund’s average daily net assets. For the six months ended June 30, 2011, the Funds did not accrue or pay any service fees.

Pursuant to an Expense Limitation Agreement, Wright and WISDI have agreed to waive all or a portion of their fees and reimburse expenses to the extent that total annual operating expenses exceed 0.95% and 1.00% of the average daily net assets of WTRB and WCIF, respectively, through April 30, 2012 (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business). Thereafter, the waiver and reimbursement may be changed or terminated at any time. In addition, Wright and WISDI have voluntarily agreed to further limit the total annual expenses of WCIF to 0.90% of its average daily net assets. Such voluntary limitation may be terminated at any time. Pursuant to these agreements and voluntary limitation, Wright waived and/or reimbursed investment adviser fees of $28,124 and $24,783 for WTRB and WCIF, respectively. WISDI waived distribution fees of $38,048 and $52,977 for WTRB and WCIF, respectively.

5. Investment Transactions

Purchases and sales (including maturities and paydowns) of investments, other than short-term obligations, were as follows:

Six Months Ended June 30, 2011
	WTRB	WCIF
Purchases -
Non-U.S. Government & Agency Obligations	$3,160,920	$ -
U.S. Government & Agency Obligations	$7,005,545	$16,785,785
Sales -
Non-U.S. Government & Agency Obligations	$1,973,251	$ 34,229
U.S. Government & Agency Obligations	$8,922,780	$11,227,917

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

46

Wright Managed Income Trust Notes to Financial Statements

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
WTRB
Sold	283,854	$3,663,740	969,280	$12,544,600
Issued to shareholders in payment of distributions declared	30,075	389,241	61,226	792,638
Redemptions	(382,227)	(4,932,950)	(530,770)	(6,846,658)
Net increase (decrease)	(68,298)	$(879,969)	499,736	$6,490,580

WCIF
Sold	1,050,161	$10,442,672	2,147,771	$21,431,508
Issued to shareholders in payment of distributions declared	52,597	523,268	110,447	1,099,985
Redemptions	(557,116)	(5,533,237)	(1,524,435)	(15,152,959)
Net increase	545,642	$5,432,703	733,783	$7,378,534

7. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of the investment securities owned at June 30, 2011, as computed on a federal income tax basis, were as follows:

Six Months Ended June 30, 2011
	WTRB	WCIF
Aggregate cost	$29,067,207	$44,142,197
Gross unrealized appreciation	$1,504,669	$2,096,158
Gross unrealized depreciation	(43,869)	(65,613)
Net unrealized appreciation	$1,460,800	$2,030,545

8. Line of Credit

The Funds participate with other funds managed by Wright in a committed $10 million unsecured line of credit agreement with Union Bank of California, N.A. (“Union Bank”). The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to each Fund, they may be unable to borrow some or all of the Funds’ requested amounts at any particular time. At June 30, 2011, WTRB had a balance outstanding pursuant to this line of credit of $84,778 at an interest rate of 1.19%.

The average borrowings and average interest rate (based on days with outstanding balances) for the six months ended June 30, 2011, were as follows:

WTRB
Average borrowings	$91,126
Average interest rate	1.26%

9. Fair Value Measurements

Under GAAP for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized

47

Wright Managed Income Trust Notes to Financial Statements

in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the inputs used in valuing each Fund’s investments, which are carried at value, were as follows:

WTRB
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$-	$712,067	$-	$712,067
Commerical Mortgage-Backed Securities	-	2,715,347	-	2,715,347
Residential Mortgage-Backed Securities	-	57,996	-	57,996
Convertible Bonds	-	131,138	-	13,138
Corporate Bonds	-	14,535,940	-	14,535,940
U.S. Government Interests	-	12,375,519	-	12,375,519
Total Investments	$-	$30,528,007	$-	$30,528,007

WCIF
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$45,203,115	$-	$45,203,115
Short-Term Investments	-	969,627	-	969,627
Total Investments	$-	$46,172,742	$-	$46,172,742

The level classification by major category of investments is the same as the category presentation in each Fund’s Portfolio of Investments.

10. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management has evaluated ASU No. 2010-06 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

48

Wright Managed Income Trust Notes to Financial Statements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011.  Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

11. Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended June 30, 2011, events and transactions subsequent to June 30, 2011, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

49

Board of Trustees Annual Approval of the Investment Advisory Agreement

In evaluating the Investment Advisory Contracts, the Independent Trustees met separately from the Interested Trustees and reviewed and considered materials furnished by Wright, including information regarding Wright, its affiliates and personnel, operations and financial condition. The Independent Trustees discussed with representatives of Wright the portfolio management and operations of the funds and the capabilities of Wright to provide advisory and other services to each fund. The Independent Trustees considered, among other things, the following:

1. Performance and Quality of Services. The Trustees considered the quality of services provided by Wright as well as Wright’s oversight of vendors. They noted that the vendor transitions during 2009 and 2010 have gone smoothly and the quality of customer service does not appear to be a concern. The Trustees also considered the resources devoted to Wright’s compliance efforts and the record of compliance. The Trustees concluded that the services being provided by Wright are as agreed to in the Advisory Contracts and that the quality of service is good.

The Trustees relied on market comparisons and Morningstar data to assess the performance of each Fund over one, three, five and ten year periods. The Trustees noted that Wright Selected Blue Chip Equities Fund (WSBC) underperformed its benchmark and outperformed its peer group in 2010. They also observed that, in the three to ten year time frames, WSBC had comparable performance to its peer group but lower performance relative to its benchmark.

The Trustees saw that Wright Major Blue Chip Equities Fund (WMBC) performed comparably to its benchmark and its peer group in 2010. While recognizing that the large market decline in the third quarter of 2008 distorted the longer term references, they noted that WMBC generally underperformed its peer group and benchmark in all time periods.

The Trustees observed that Wright International Blue Chip Equities Fund (WIBC) underperformed its benchmark and its peer group in 2010. They noted that WIBC underperformed its peer group and benchmark in all other time periods, although much of the longer term underperformance was tied to a large decline in 2008.

The Trustees noted Wright Total Return Bond Fund (WTRB) performed comparably to its benchmark in 2010, but fell behind its peer group during that period. They also noted that in prior periods WTRB performed comparably to the index while outperforming its peer group.

The Trustees observed that Wright Current Income Fund (WCIF) outperformed its peer group and was comparable to its benchmark in 2010, noting that WCIF has consistently outperformed its peer group across all time periods.

2. Fees and expense ratios. The Trustees noted that the Funds’ expense ratios exceed those of some of their peers, but are reasonably similar. The Trustees specifically noted that the WIBC’s net expense ratio exceeded its peer group average, although WIBC’s gross expense ratio and management fee were commensurate with the peer group average. They also considered the contractual expense limitations in place for each Fund. The Trustees concluded that, based upon the information provided by Wright, the compensation paid by the funds to Wright is in the average range of compensation charged by other advisers for similar services and appear fair, and also that the Funds’ expenses do not appear excessive.

3. Relationship of fees and performance. The Trustees recognized the impact of the decline in the equity market in 2008, noting that the equity Funds rebounded nicely in 2009 and 2010. They observed that performance in 2010 was slightly below average for the Funds generally, with the exception of WIBC which underperformed. The Trustees assessed each Fund’s fee structure against those of its peer group, as well as in comparison to the fee structure for private accounts. The Trustees concluded that, based on the overall short-term and long-term performance of the Funds, the fee structure appears to be fair and reasonable.

4. Profitability and Economies of Scale. The Trustees assessed the level of profitability to Wright as adviser to each Fund and concluded that such was reasonable and not excessive. The Trustees also considered Wright’s financial condition, and noted that a subsidy by Wright to any Fund limits overall profitability of that Fund to Wright. The Trustee observed that the Funds have breakpoints which appear to be typical and serve to limit concerns over economies of scale. The Trustees concluded that economies of scale are not a major concern at the Funds’ current asset levels.

50

Important Notices Regarding Privacy, Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting

Wright Managed Investment Funds
Wright Investors’ Service, Inc.
Wright Investors’ Service Distributors, Inc.

Privacy Policy

Wright is committed to ensuring your financial privacy. Each of the above financial institutions has the following policy in effect with respect to nonpublic personal information about its customers:

• The only such information we collect is information received from customers, through application  forms or otherwise, and information which we necessarily receive in connection with your Wright fund transactions.

• We will not disclose this information to anyone except as required or permitted by law. Such disclosure includes that made to other companies such as transfer agents and their employees and to our employees, in each case as necessary to service your account.

• We have adopted polices and procedures (including physical, electronic and procedural safeguards) that are designed to protect the confidentiality of this information.

For more information about Wright’s privacy policies please feel free to call (800) 888-9471.

Important Notice Regarding Delivery of Shareholders Documents

The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Wright, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Wright, or your financial adviser, otherwise.

If you would prefer that your Wright documents not be householded, please contact Wright at (800) 888-9471, or your financial adviser.

Your instructions that householding not apply to delivery of your Wright documents will be effective within 30 days of receipt by Wright or your financial adviser.

Portfolio Holdings

In accordance with rules established by the SEC, the Funds send semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth quarters, respectively, within 60 days of quarter-end and after filing with the SEC. The Funds also disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. The Funds’ complete portfolio holdings as reported in annual and semi-annual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://sec.gov/info/edgar/prrules.htm or by calling (800) SEC-0330). After filing, the Funds’ portfolio holdings as reported in annual and semi-annual reports are also available on Wright’s website at www.wisi.com and are available upon request at no additional cost by contacting Wright at (800) 888-9471.

51

Important Notices Regarding Privacy, Delivery of Shareholder Documents, Portfolio Holdings and Proxy Voting

Proxy Voting Policies and Procedures

From time to time funds are required to vote proxies related to the securities held by the funds. The Wright Managed Funds vote proxies according to a set of policies and procedures approved by the Funds’ Board. You may obtain a description of these policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 without charge, upon request, by calling (800) 888-9471. This description is also available on the SEC website at http://www.sec.gov.

52

The Wright Managed Blue Chip Investment Funds

(continued from inside front cover)

Two Fixed-Income Funds

Wright Total Return Bond Fund (WTRB) (the "Fund") is a diversified portfolio of investment grade government and corporate bonds and other debt securities of varying maturities which, in the Adviser's opinion, will achieve the portfolio objective of best total return (i.e. the total of ordinary income plus capital appreciation). Accordingly, investment selections and maturities may differ depending on the particular phase of the interest rate cycle. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Barclays Capital U.S. Aggregate Bond Index.

Wright Current Income Fund (WCIF) (the "Fund") may be invested in a variety of securities and may use a number of strategies, including GNMAs, to produce a high level of income with reasonable stability of principal. The Fund reinvests all principal payments. Dividends are accrued daily and paid monthly. The Fund's benchmark is the Barclays Capital GNMA Backed Bond Index.

WRIGHT INVESTORS' SERVICE

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road, Milford, CT 06461

Semi-Annual Report

Officers and Trustees of the Funds
Peter M. Donovan, President and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President
James J. Clarke, Trustee
Dorcas R. Hardy, Trustee
Richard E. Taber, Trustee
Christopher A. Madden, Secretary
Michael J. McKeen, Treasurer

Investment Adviser and Administrator
Wright Investors' Service, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461

Principal Underwriter
Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06461
(800) 888-9471
e-mail: wright@wisi.com

Custodian
Union Bank, NA
350 California Street
San Francisco, California 94104

Transfer and Dividend Disbursing Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.

comb-sar-110630

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which a Fund’s shareholder may recommend nominees to the registrant’s board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A(17 CFR240 14a-101), or this item.

ITEM 11. CONTROLS AND PROCEDURES
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified to the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1)  Registrant’s Code of Ethics – Not applicable (please see Item 2)
(a)(2) Treasurer’s and President’s Section 302 certification
(a)(3)  Not applicable.
(b)      Combined 906 certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund and Wright International Blue Chip Equities Fund)

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Peter M. Donovan
Peter M. Donovan
President

Date	August 19, 2011

By	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date	August 19, 2011